   As filed with the Securities and Exchange Commission on February 27, 2003


                                         Securities Act Registration No. 2-64625
                                Investment Company Act Registration No. 811-2927
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------


                                   FORM N-1A

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933                      / /

                          PRE-EFFECTIVE AMENDMENT NO.                      / /
                        POST-EFFECTIVE AMENDMENT NO. 28                    /X/

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                    / /
                                AMENDMENT NO. 29                           /X/
                        (Check appropriate box or boxes)



                            ------------------------

                      PRUDENTIAL TAX-FREE MONEY FUND, INC.
               (Exact name of registrant as specified in charter)


                             GATEWAY CENTER THREE,
                              100 MULBERRY STREET
                            NEWARK, NEW JERSEY 07102


              (Address of Principal Executive Offices) (Zip Code)

                            ------------------------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 802-6469


                            JONATHAN D. SHAIN, ESQ.
                             GATEWAY CENTER THREE,
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
                    (Name and Address of Agent for Service)


                            ------------------------

             It is proposed that this filing will become effective
                            (check appropriate box):


          /X/  immediately upon filing pursuant to paragraph (b)
          / /  on (date) pursuant to paragraph (b)
          / /  60 days after filing pursuant to paragraph (a)(1)
          / /  on (date) pursuant to paragraph (a)(1)
          / /  75 days after filing pursuant to paragraph (a)(2)
          / /  on (date) pursuant to paragraph (a)(2) of Rule 485.

               If appropriate, check the following box:

          / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                            ------------------------

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
                                     PROSPECTUS

                                     FEBRUARY 27, 2003

 PRUDENTIAL
 TAX-FREE MONEY FUND, INC.

                                     FUND TYPE
                                     Money Market
                                     OBJECTIVE

                                     The highest level of current income that is exempt from federal income taxes, consistent with liquidity and the preservation of capital.


                                     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

Prudential Financial is a service mark of The Prudential Insurance Company of
America, Newark, NJ, and its affiliates.

                                     [PRUDENTIAL FINANCIAL LOGO]

TABLE OF CONTENTS
-------------------------------------


1       RISK/RETURN SUMMARY
1       Investment Objective and Principal Strategies
2       Principal Risks
2       Evaluating Performance
4       Fees and Expenses

5       HOW THE FUND INVESTS
5       Investment Objective and Policies
7       Other Investments and Strategies
8       Investment Risks

10      HOW THE FUND IS MANAGED
10      Board of Directors
10      Manager
10      Investment Adviser
11      Distributor

12      FUND DISTRIBUTIONS AND TAX ISSUES
12      Distributions
13      Tax Issues

14      HOW TO BUY, SELL AND EXCHANGE SHARES OF THE FUND
14      How to Buy Shares
19      How to Sell Your Shares
22      How to Exchange Your Shares
23      Telephone Redemptions and Exchanges
23      Expedited Redemption Privilege

24      FINANCIAL HIGHLIGHTS

26      THE PRUDENTIAL MUTUAL FUND FAMILY

        FOR MORE INFORMATION (Back Cover)


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PRUDENTIAL TAX-FREE MONEY FUND, INC.                            [TELEPHONE ICON]
                                                                  (800) 225-1852

RISK/RETURN SUMMARY
-------------------------------------


This section highlights key information about PRUDENTIAL TAX-FREE MONEY FUND, INC., which we refer to as "the Fund." Effective June 30, 2003 the name of the Fund will change to Dryden Tax-Free Money Fund, Inc. Additional information follows this summary.


INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is to seek the highest level of CURRENT INCOME that is exempt from federal income taxes, CONSISTENT WITH LIQUIDITY AND THE PRESERVATION OF CAPITAL. To achieve this objective we invest primarily in short-term debt obligations of state and local governments, municipal commercial paper, variable rate demand obligations and municipal asset-backed securities, which we refer to collectively as "Municipal Bonds." The Fund invests in Municipal Bonds which are high-quality money market instruments with remaining maturities of 13 months or less. This may include obligations the interest and/or principal payments on which are insured by the bond issuers or other parties. The Fund may also invest in longer-term securities that are accompanied by demand features, which will shorten the effective maturity of the securities to thirteen months or less.
    Under normal circumstances, at least 80% of the Fund's INVESTABLE ASSETS (net assets plus any borrowings made for investment purposes) are invested in money market instruments that pay income exempt from federal income taxes and which are not preference items for purposes of the federal alternative minimum tax. The Fund may invest up to 20% of its investable assets in Municipal Bonds that may be a preference item for purposes of the federal alternative minimum tax.
    While we make every effort to achieve our investment objective and maintain a net asset value of $1 per share, we can't guarantee success. To date, the Fund's net asset value has never deviated from $1 per share.

-------------------------------------------------------------------
DID YOU KNOW . . .
MONEY MARKET FUNDS--WHICH HOLD HIGH-QUALITY SHORT-TERM DEBT OBLIGATIONS--PROVIDE INVESTORS WITH A LOWER RISK, HIGHLY LIQUID INVESTMENT OPTION. THESE FUNDS ATTEMPT TO MAINTAIN A NET ASSET VALUE OF $1 PER SHARE, ALTHOUGH THERE CAN BE NO GUARANTEE THAT THEY WILL ALWAYS BE ABLE TO DO SO.
-------------------------------------------------------------------
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

PRINCIPAL RISKS
Although we try to invest wisely, all investments involve risk. Since the Fund invests in debt obligations, there is the risk that the value of a particular obligation could go down. Debt obligations are generally subject to CREDIT RISK--the risk that the issuer of a particular security may be unable to make principal and interest payments when they are due, and MARKET RISK--the risk that the securities could lose value because interest rates rise or investors lose confidence in the ability of issuers in general to pay back their debt. The Fund's many securities, including municipal asset-backed securities, are also subject to PREPAYMENT RISK--the risk that the underlying obligations may be prepaid, partially or completely, generally during times of falling interest rates, which could adversely affect yield and could require the Fund to reinvest in lower yielding obligations.
    The Fund may purchase insured Municipal Bonds to reduce credit risks. Although insurance coverage reduces credit risks by providing that the insurer will make timely payment of interest and/or principal, it does not provide protection against market fluctuations of insured bonds or fluctuations in the price of the shares of the Fund. An insured Municipal Bond fluctuates in value largely based on factors relating to the insurer's creditworthiness or ability to satisfy its obligations.
    There is also a risk that we will sell a security for a price that is higher or lower than the value attributed to the security through the amortized cost valuation procedures we follow. Such an event could affect our ability to maintain a net asset value of $1 per share.

    An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the net asset value of an investment at $1 per share, it is possible to lose money by investing in the Fund. For more detailed information about the risks associated with the Fund, see "How the Fund Invests--Investment Risks."


EVALUATING PERFORMANCE

A number of factors--including risk--can affect how the Fund performs. The following bar chart shows the Fund's performance for each full calendar year of operation for the last 10 years. The tables below compare the Fund's average annual returns and yield for the periods indicated with those of a group of similar funds. The bar chart and tables demonstrate the risk

-------------------------------------------------------------------
2  PRUDENTIAL TAX-FREE MONEY FUND, INC.          [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------


of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual returns compare with a group of similar funds. Past performance, before and after taxes, is not an indication that the Fund will achieve similar results in the future. For current yield information, you can call us at (800) 225-1852.


ANNUAL RETURNS(1)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993                                       1.86%
1994                                       2.31%
1995                                       3.15%
1996                                       2.84%
1997                                       3.00%
1998                                       2.83%
1999                                       2.56%
2000                                       3.42%
2001                                       2.26%
2002                                       0.94%
BEST QUARTER: .91% (2nd quarter of 2000)
WORST QUARTER: .20% (4th quarter of 2002)


  AVERAGE ANNUAL RETURNS(1) (AS OF 12/31/02)



                                             1 YEAR       5 YEARS      10 YEARS        SINCE INCEPTION
  Fund Shares                                   .94%        2.40%          2.53%     3.95% (since 8-2-79)
  iMoneyNet, Inc. Tax-Free National
   Retail Average(2)                            .89%        2.48%          2.64%             N/A



  7-DAY YIELD(1) (AS OF 12/31/02)



  7-Day Yield of the Fund                                    .74%
  7-Day Tax Equivalent Yield of the Fund                    1.21%



(1)  THE FUND'S RETURNS AND YIELD ARE AFTER DEDUCTION OF EXPENSES.
(2) IMONEYNET, INC. REPORTS A SEVEN-DAY CURRENT YIELD, NET ASSET VALUE (NAV), AND WEIGHTED AVERAGE MATURITY (WAM) ON MONDAYS. THIS IS THE DATA FOR ALL FUNDS IN THE IMONEYNET, INC. TAX-FREE NATIONAL RETAIL AVERAGE (FORMERLY CALLED THE IMONEYNET, INC. TAX-FREE STOCK BROKER & GENERAL PURPOSE AVERAGE) CATEGORY AS OF MONDAY, DECEMBER 30, 2002, THE CLOSEST DAY TO THE END OF OUR REPORTING PERIOD.


--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

FEES AND EXPENSES
These tables show the fees and expenses that you may pay if you buy and hold shares of the Fund.

  SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                    CLASS A SHARES
  Maximum sales charge (load) imposed on purchases
   (as a percentage of offering price)                      None
  Maximum deferred sales charge (load) (as a
   percentage of the lower of original purchase
   price or sale proceeds)                                  None
  Maximum sales charge (load) imposed on
   reinvested dividends and other distributions             None
  Redemption fees                                           None
  Exchange fee                                              None

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)


                                                    CLASS A SHARES
  Management fees                                          .500%
  + Distribution and service (12b-1) fees                  .125%
  + Other expenses                                         .238%
  = TOTAL ANNUAL FUND OPERATING EXPENSES                   .863%



(1) YOUR BROKER MAY CHARGE YOU A SEPARATE OR ADDITIONAL FEE FOR PURCHASES OF SHARES OR AN ADMINISTRATION FEE ON FUND BALANCES, INCLUDING INCOME FROM FUND DISTRIBUTIONS.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
    The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                1 YR  3 YRS  5 YRS  10 YRS
  Class A shares                 $88   $275   $478  $1,064


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4  PRUDENTIAL TAX-FREE MONEY FUND, INC.          [TELEPHONE ICON] (800) 225-1852

HOW THE FUND INVESTS
-------------------------------------

INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is to seek the highest level of CURRENT INCOME that is exempt from federal income taxes, CONSISTENT WITH LIQUIDITY AND THE PRESERVATION OF CAPITAL. While we make every effort to achieve our objective, we can't guarantee success.

    The Fund invests in high-quality money market instruments to try to provide investors with current tax-free income while maintaining a stable net asset value of $1 per share. We manage the Fund to comply with specific rules designed for money market mutual funds. We will purchase short-term debt obligations of state and local governments, municipal commercial paper, variable rate demand obligations and municipal asset-backed securities, which we refer to collectively as "Municipal Bonds." The Fund may invest up to 20% of its investable assets in Municipal Bonds that pay interest that is a preference item for purposes of the federal alternative minimum tax.


    The Municipal Bonds that we purchase must be (1) rated in one of the two highest short-term rating categories by at least two nationally recognized statistical rating organizations (NRSROs) such as Moody's Investors
Service, Inc. (rated at least MIG 2 or Prime-2) or Standard & Poor's Ratings Services (rated at least SP-2 or A-2) or by one NRSRO if only one NRSRO rates those Municipal Bonds, (2) rated in one of the three highest long-term rating categories by at least two NRSROs or by only one NRSRO if only one NRSRO rates those Municipal Bonds, or (3) if unrated, of comparable quality as determined by the Fund's investment adviser. We may also invest in insured municipal bonds. Generally, the yields on insured bonds are lower than the yields on uninsured bonds of comparable quality and maturity. Insurance reduces the insured bond's credit risk and may increase the bond's value. The Municipal Bonds that we purchase may be "general obligation bonds" or "revenue bonds." General obligation bonds are Municipal Bonds backed by the full faith and credit of the issuer, including its taxing authority and ability to borrow additional funds. In contrast, revenue bonds are Municipal Bonds backed by the revenues from a specific municipal project such as bridges, hospitals and public works or proceeds from a special excise tax. The Fund can also purchase or hold up to 25% of the Fund's total assets in Municipal Bonds that are "pre-refunded" bonds. These obligations are fully secured by securities issued by the United States or an instrumentality of the United States and held in escrow for the benefit

--------------------------------------------------------------------------------

HOW THE FUND INVESTS
------------------------------------------------

of holders of the Municipal Bonds. Municipal Bonds are usually pre-refunded when the issuer can refinance debt at a lower interest cost and, therefore, pay off its original, more costly obligation. Under the rules that govern tax-free money market funds, like the Fund, we treat pre-refunded bonds the same as the U.S. Government securities that secure the obligation. This means that we can invest more of the Fund's assets in Municipal Bonds that are pre-refunded than we could if the security were a general obligation bond or a revenue bond. The Fund will not invest more than 25% of its total assets in pre-refunded bonds of a single issuer.

    The Fund may invest in Municipal Bonds that are "VARIABLE RATE" or "FLOATING RATE" obligations. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, generally they may be beneficial when interest rates are rising because of the additional return the Fund will receive, and they may be less attractive when interest rates are falling because of the reduction in interest payments to the Fund.

    DEBT OBLIGATIONS in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that include DEMAND FEATURES, which allow us to demand repayment of a debt obligation before the obligation is due or "matures." This means that we can purchase longer-term securities because we can demand repayment of the obligation at an agreed-upon price within an agreed-upon or specified period of time. This procedure follows the rules applicable to money market funds.

    The Fund's investments also include VARIABLE RATE DEMAND OBLIGATIONS (VRDOs) and VRDOs in the form of municipal asset-backed securities or VRDOs in variable rate tax-exempt obligations. The VRDOs in which the Fund may invest are tax-exempt obligations that contain a FLOATING or VARIABLE INTEREST RATE adjustment formula and include an unconditional right of demand on the part of the holder to receive payment of the unpaid principal plus accrued interest at a specified time. Municipal asset-backed VRDOs provide the Fund with a specified interest (up to 100%) of the underlying obligations and the right to demand payment of the unpaid principal plus accrued interest on the asset-backed securities at a specified

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6  PRUDENTIAL TAX-FREE MONEY FUND, INC.          [TELEPHONE ICON] (800) 225-1852

HOW THE FUND INVESTS
------------------------------------------------


time. There is a possibility, because of default or insolvency, that the demand features of VRDOs or municipal asset-backed VRDOs may not be honored.


    Any of the money market instruments that the Fund may purchase may be accompanied with the right to resell the instrument prior to the instrument's maturity. These rights are referred to as "PUTS" and are acquired by the Fund to protect against a possible decline in the market value of the securities to which the puts relate in the event of interest rate fluctuations and to shorten the effective maturity of the securities. One form of liquidity put consists of an underlying fixed rate municipal bond that is subject to a third party demand feature or "tender option." Tender option bonds are the functional equivalent of ordinary variable or floating rate obligations.

    The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing money market mutual funds.

    From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Bonds and for providing state and local governments with federal credit assistance. Such proposals, if adopted, may adversely affect our investments and strategies.

    Our investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Directors of the Fund can change investment policies that are not fundamental.

    For more information, see "Investment Risks" below and the Statement of Additional Information (SAI), "Description of the Fund, Its Investments and Risks." The SAI contains additional information about the Fund. To obtain a copy, see the back cover page of this prospectus.


OTHER INVESTMENTS AND STRATEGIES
While the Fund invests principally in the securities described above, it may invest in other securities or use other investment strategies to increase its returns or protect its assets, if market conditions warrant.
    The Fund may invest up to 10% of its total assets in shares of other investment companies. Such investment can result in the duplication of management and advisory fees.
--------------------------------------------------------------------------------

HOW THE FUND INVESTS
------------------------------------------------

    The Fund may also use REPURCHASE AGREEMENTS, where a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price at a stated time. These transactions constitute short-term cash loans by the Fund. This creates a fixed return for the Fund. The Fund will not invest more than 5% of its total assets in repurchase agreements.
    The Fund may use REVERSE REPURCHASE AGREEMENTS, where we borrow money on a temporary basis by selling a security with an obligation to repurchase it at an agreed-upon price and time. The Fund's use of reverse repurchase agreements is limited to 5% of the value of its total assets.
    The Fund may also purchase money market obligations on a "WHEN-ISSUED" or "DELAYED-DELIVERY" basis. When the Fund makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the obligations take place at a later time. The Fund does not earn interest income until the settlement date.

    The Fund also follows certain policies when it: BORROWS MONEY (the Fund may borrow up to 5% of the value of its total assets) and HOLDS ILLIQUID SECURITIES (the Fund may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those without a readily available market, and repurchase agreements with maturities longer than seven days). The Fund is subject to certain investment restrictions that are fundamental policies, which means that they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI, "Investment Restrictions".


INVESTMENT RISKS

As noted previously, all investments involve risks, and investing in the Fund is no exception. To limit these risks, we invest only in high-quality securities with remaining maturities of no more than 13 months.


    This chart outlines the key risks and potential rewards of the principal strategies and certain other non-principal strategies the Fund may make. For more information, see "Description of the Fund, Its Investments and Risks" in the SAI.

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8  PRUDENTIAL TAX-FREE MONEY FUND, INC.          [TELEPHONE ICON] (800) 225-1852

HOW THE FUND INVESTS
------------------------------------------------

  INVESTMENT TYPE


% OF FUND'S TOTAL ASSETS     RISKS                       POTENTIAL REWARDS
---------------------------------------------------------------------------------
  HIGH-QUALITY MONEY         -- Credit risk--the risk    -- A source of regular
  MARKET OBLIGATIONS             that the default of         interest income
  OF MUNICIPAL ISSUERS           an issuer would         -- May be more secure
                                 leave the Fund with         than stock and other
  UP TO 100%                     unpaid interest or          equity securities
                                 principal (lower            because of
                                 credit risk for             identified sources
                                 insured and higher          from which to pay
                                 rated bonds) or, in         interest and
                                 the case of VRDOs           principal
                                 and municipal           -- Most bonds rise in
                                 asset-backed VRDOs,          value when interest
                                 that the issuer of a        rates fall
                                 put may not be able
                                 to meet its
                                 obligation to
                                 purchase the
                                 security. The lower
                                 a bond's quality,
                                 the higher its
                                 volatility.
                             -- Market risk--the risk
                                 that the obligations
                                 may lose value in
                                 the market,
                                 sometimes rapidly or
                                 unpredictably
                                 because interest
                                 rates rise or there
                                 is a lack of
                                 confidence in a
                                 group of borrowers
                                 or in an industry or
                                 there is a lack of
                                 confidence in the
                                 borrower or the
                                 bond's insurer
---------------------------------------------------------------------------------
  PRE-REFUNDED BONDS         -- May be more expensive    -- May be more secure
                                 than obligations            than other
  UP TO 25%                      backed only by a            obligations of
                                 municipality's              municipal issuers
                                 taxing or borrowing         because of the
                                 authority                   escrow of U.S.
                                                             Government
                                                             obligations
---------------------------------------------------------------------------------
  SHARES OF OTHER            -- Could result in          -- May provide
  INVESTMENT COMPANIES           duplicate management         additional
                                 or advisory fees            diversification
  UP TO 10%
---------------------------------------------------------------------------------
  ILLIQUID SECURITIES        -- May be difficult to      -- May offer a more
                                 value precisely             attractive yield or
  UP TO 10% OF NET ASSETS    -- May be difficult to          potential for growth
                                  sell at the time or        than more widely
                                 price desired               traded securities
---------------------------------------------------------------------------------


--------------------------------------------------------------------------------

HOW THE FUND IS MANAGED
-------------------------------------

BOARD OF DIRECTORS

The Fund's Board of Directors (Board) oversees the actions of the Manager, Investment Adviser and Distributor and decides on general policies for the Fund. The Board also oversees the Fund's officers, who conduct and supervise the daily business operations of the Fund.


MANAGER

PRUDENTIAL INVESTMENTS LLC (PI)
100 MULBERRY STREET, GATEWAY CENTER THREE
NEWARK, NJ 07102



    Under a management agreement with the Fund, PI manages the Fund's investment operations, administers its business affairs and is responsible for supervising the Fund's investment adviser. For the fiscal year ended December 31, 2002, the Fund paid PI management fees of 0.50% of the Fund's average daily net assets.


    PI and its predecessors have served as manager or administrator to investment companies since 1987. As of September 30, 2002, PI, a wholly-owned subsidiary of Prudential Financial, Inc. (Prudential), served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as the administrator to closed-end investment companies, with aggregate assets of approximately $84.4 billion.


INVESTMENT ADVISER

Prudential Investment Management, Inc. (PIM) is the Fund's investment adviser and has served as an investment adviser to investment companies since 1984. Its address is 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. PI has responsibility for all investment advisory services, supervises PIM and pays PIM for its services.


    The PIM Fixed Income Group is organized into teams specializing in different sectors of the fixed income market: U.S. and non-U.S. government bonds and mortgages, U.S. and non-U.S. investment grade corporate bonds, high yield bonds, emerging markets bonds, municipal bonds, and money market securities.


    The Money Markets Team, headed by Joseph Tully, is primarily responsible for overseeing the day-to-day management of the Fund. The Team develops and coordinates the Fund's investment strategy. "Top-down"

-------------------------------------------------------------------
10  PRUDENTIAL TAX-FREE MONEY FUND, INC.         [TELEPHONE ICON] (800) 225-1852

HOW THE FUND IS MANAGED
------------------------------------------------


investment decisions such as maturity, yield curve, and sector positioning are made consistent with a PIM Fixed Income-wide Strategic Outlook, while "bottom-up" security selection is done by the Money Markets Sector Team. The Strategic Outlook is developed quarterly by a team led by the Chief Investment Officer, Patricia L. Cook. The Strategic Outlook assesses the likely ranges of economic and interest rate scenarios to provide a Prudential Fixed Income-wide view on the economy, interest rates, yield curve, and risk levels in each major bond market, both U.S. and globally.


DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. The Fund has a Distribution and Service Plan (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act). Under the Plan and the Distribution Agreement, PIMS pays the expenses of distributing the Fund's shares and provides certain shareholder support services. The Fund pays distribution and other fees from the assets of the Fund to PIMS as compensation for its services. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" tables. Because these fees are paid from the Fund's assets on a continuous basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

--------------------------------------------------------------------------------

FUND DISTRIBUTIONS
AND TAX ISSUES
-------------------------------------

Investors who buy shares of the Fund should be aware of some important tax issues. For example, the Fund distributes DIVIDENDS of ordinary income and any realized net CAPITAL GAINS to shareholders.
    The following briefly discusses some of the important tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS

The Fund distributes DIVIDENDS of any net investment income to shareholders every month. The Fund intends to invest so that dividend distributions to you will generally be exempt from federal taxation. The dividends you receive from the Fund will be exempt from federal income taxes (though not necessarily exempt from state and local taxation) to the extent of the Fund's tax-exempt interest income as long as 50% or more of the value of the Fund's assets at the end of each quarter is invested in state, municipal and other bonds that are excluded from gross income for federal income tax purposes and as long as the Fund mails a notice to you that properly designates the dividend as an exempt interest dividend.

    However, if you are subject to the alternative minimum tax, you will have to pay tax on the portion of dividend distributions from the Fund attributable to the Fund's investments in certain "private activity" bonds. The Fund will not invest more than 20% of its investable assets in these bonds.
    Although the Fund is not likely to realize capital gains because of the types of securities we purchase, any realized net CAPITAL GAINS will be paid to shareholders (typically once a year). CAPITAL GAINS are generated when the Fund sells assets for a profit.

    For your convenience, Fund distributions of dividends and net capital gains are AUTOMATICALLY REINVESTED in the Fund. If you ask us to pay the distributions in cash, we will send you a check if your account is with the Transfer Agent. For more information about automatic reinvestment and other shareholder services, see "How to Buy, Sell and Exchange Shares of the Fund--How To Buy Shares" at Step 3: Additional Shareholder Services.

-------------------------------------------------------------------
12  PRUDENTIAL TAX-FREE MONEY FUND, INC.         [TELEPHONE ICON] (800) 225-1852

FUND DISTRIBUTIONS
AND TAX ISSUES
------------------------------------------------

TAX ISSUES
FORM 1099
Every year, you will receive a FORM 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year. If you own shares of the Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099. However, you will receive a Form 1099 when you take any distributions from your qualified or tax-deferred plan or account.

    Fund distributions are generally taxable in the calendar year they are received, except where we declare certain dividends in October, November or December of a calendar year but actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year. As noted above, however, the Fund intends to pay dividends that are exempt from federal income taxes.


WITHHOLDING TAXES

If federal tax law requires you to provide the Fund with your tax identification number and certifications as to your tax status, and you fail to do this, or if you are otherwise subject to back-up withholding, we will withhold and pay to the U.S. Treasury a portion (currently 30%, but declining to 28% by 2006) of your distributions and sales proceeds. Dividends of net investment income and net short-term capital gains paid to a NONRESIDENT FOREIGN SHAREHOLDER generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE FUND
-------------------------------------

HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT
If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Fund for you, call Prudential Mutual Fund Services LLC
(PMFS) at (800) 225-1852 or contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES
P.O. BOX 8179
PHILADELPHIA, PA 19101

    You may purchase shares by check or by wire. We do not accept cash or money orders.
    To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information about purchasing shares of the Fund, see the back cover page of this prospectus. We have the right to reject any purchase order (including an exchange into the Fund) or suspend or modify the Fund's sale of its shares.
    Except as noted below, the minimum initial investment for Fund shares is $1,000 and the minimum subsequent investment is $100. All minimum investment requirements are waived for certain retirement and employee savings plans and custodial accounts for the benefit of minors.


PURCHASES THROUGH PRUDENTIAL SECURITIES INCORPORATED (PSI)


Purchases of shares of the Fund through PSI are made through automatic investment procedures (the Autosweep Program). You cannot purchase shares through PSI other than through the Autosweep Program, except as specifically provided (that is, you cannot make a manual purchase).


    The Autosweep Program allows you to designate a money market fund as your primary money sweep fund. If you do not designate a primary money sweep fund, Prudential MoneyMart Assets, Inc. will automatically be your primary money sweep fund. You have the option to change your primary money sweep fund at any time by notifying your PSI Financial Advisor. The following discussion assumes that you have selected the Fund as your primary money sweep fund.

-------------------------------------------------------------------
14  PRUDENTIAL TAX-FREE MONEY FUND, INC.         [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE FUND
------------------------------------------------


    For Individual Retirement Accounts (IRAs) and Benefit Plans in the Autosweep Program, all credit balances (that is, immediately available funds) of $1 or more will be invested in the Fund on a daily basis. PSI will arrange for the investment of the credit balance in the Fund and will purchase shares of the Fund equal to that amount. This will occur on the business day following the availability of the credit balance. PSI may use and retain the benefit of credit balances in your account until Fund shares are purchased.

    For accounts other than IRAs and Benefit Plans, shares of the Fund will be purchased as follows:


     -- When your account has a credit balance of $10,000 or more, PSI will arrange for the automatic purchase of shares of the Fund. This will occur on the business day following the availability of the credit balance


     -- When your account has a credit balance that results from a securities sale totaling $1,000 or more, the available cash will be invested in the Fund on the settlement date

     -- For all other credit balances of $1 or more, shares will be purchased automatically at least once a month on the last business day of each month


    Purchases through the Autosweep Program are subject to a minimum initial investment of $1,000, which is waived for certain retirement and employee savings plans and custodial accounts for the benefit of minors. You will begin earning dividends on your shares purchased through the Autosweep Program on the first business day after the order is placed. PSI will purchase shares of the Fund at the price determined at 4:00 p.m. New York time, on the business day following the existence of the credit balance, which is the second business day after the availability of the credit balance. PSI will use and retain the benefit of credit balances in your account until Fund shares are purchased.


    Your investment in the Fund will be held in the name of PSI. PSI will receive all statements and dividends from the Fund and will, in turn, send you account statements showing your purchases, sales and dividends.


    The charges and expenses of the Autosweep program are not reflected in the Fees and Expenses tables. For information about participating in the Autosweep Program, you should contact your PSI Financial Advisor.

--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE FUND
------------------------------------------------

PURCHASES THROUGH THE PRUDENTIAL INVESTOR ACCOUNT PROGRAM

The Prudential Investor Account Program is a financial services program available to clients of Pruco Securities Corporation (Pruco) and provides for an automatic investment procedure similar to the Autosweep Program provided by PSI.

    The Investor Account Program allows you to designate a money market fund as your primary money sweep fund. If you do not designate a primary money sweep fund, Prudential MoneyMart Assets, Inc. will automatically be your primary money sweep fund. You have the option to change your primary money sweep fund at any time by notifying your Pruco representative or the Client Service Center. The following discussion assumes that you have selected the Fund as your primary money sweep fund.

    With the Investor Account as well as the Investor Account for Benefit Plans and IRAs, all credit balances (that is, immediately available funds) of $1 or more will be invested in the Fund on a daily basis. PSI (Pruco's clearing broker) arranges for the investment of the credit balance in the Fund and will purchase shares of the Fund equal to that amount. This will occur on the business day following the availability of the credit balance. PSI may use and retain the benefit of credit balances in your account until Fund shares are purchased.

    If you have an Investor Account (non-IRAs), shares of the Fund will be purchased as follows:

     -- When your account has a credit balance of $10,000 or more, PSI will arrange for the automatic purchase of shares of the Fund with all cash balances of $1 or more. This will occur on the business day following the availability of the credit balance


     -- When your account has a credit balance that results from a securities sale totaling $1,000 or more, all cash balances of $1 or more will be invested in the Fund on the business day following the settlement date


     -- For all other credit balances of $1 or more, shares will be purchased automatically at least once a month on the last business day of each month


    You will begin earning dividends on your shares purchased through the Investor Account Program on the first business day after the order is placed. PSI will purchase shares of the Fund at the price determined at 4:00 p.m.

-------------------------------------------------------------------
16  PRUDENTIAL TAX-FREE MONEY FUND, INC.         [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE FUND
------------------------------------------------


New York time, on the business day following the availability of the credit balance. PSI will use and retain the benefit of credit balances in your account until Fund shares are purchased.

    Purchases of, withdrawals from and dividends from the Fund will be shown on your Investor Account statement.
    The charges and expenses of the Investor Account Program are not reflected in the Fees and Expenses tables. For information about participating in the Investor Account Program, you should call (800) 235-7637.

MANUAL PURCHASES
You may make a manual purchase (that is, a non-money market sweep purchase) of Fund shares in either of the following situations:

     -- You do not participate in a money market sweep program (the Autosweep Program or the Investor Account Program), or

     -- You participate in a money market sweep program, but the Fund is not designated as your primary money market sweep fund.

    The minimum initial investment for a manual purchase of shares of the Fund is $1,000 and the minimum subsequent investment is $100, except that all minimum investment requirements are waived for certain retirement and employee savings plans and custodial accounts for the benefit of minors.

    If you make a manual purchase through PSI, PSI will place your order for shares of the Fund on the business day after the purchase order is received for settlement that day, which is the second business day after receipt of the purchase order by PSI. PSI may use and retain the benefit of credit balances in a client's brokerage account until monies are delivered to the Fund (PSI delivers Federal Funds on the business day after settlement).


    If you make a manual purchase through the Fund's Distributor, through your broker or dealer (other than PSI) or directly from the Fund, shares will be purchased at the net asset value next determined after receipt of your order and payment in proper form. When your payment is received by 4:00 p.m. New York time, shares will be purchased that day and you will begin to earn dividends on the following business day. If you purchase shares through a broker or dealer, your broker or dealer will forward your order and payment to the Fund. You should contact your broker or dealer

--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE FUND
------------------------------------------------

for information about services that they may provide, including an automatic sweep feature. Transactions in Fund shares may be subject to postage and other charges imposed by your broker or dealer. Any such charge is retained by your broker or dealer and is not sent to the Fund.


PAYMENTS TO THIRD PARTIES FOR ACCOUNT MAINTENANCE


The Distributor or one of its affiliates may make ongoing payments, from its own resources, to brokers, financial advisers and other persons for providing recordkeeping or otherwise facilitating the maintenance of shareholder accounts.


STEP 2: UNDERSTANDING THE PRICE YOU'LL PAY
When you invest in a mutual fund, you buy shares of the Fund. Shares of a money market mutual fund, like the Fund, are priced differently than shares of common stock and other securities.

    The price you pay for each share of the Fund is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. In determining NAV, the Fund values its securities using the amortized cost method. The Fund seeks to maintain an NAV of $1 per share at all times. Your broker may charge you a separate or additional fee for purchases of shares.

    We determine the NAV of our shares once each business day at the time regular trading on the New York Stock Exchange (NYSE) closes, usually 4:00 p.m. New York time. The NYSE is closed on most national holidays and Good Friday. We may not determine NAV on days when we have not received any orders to purchase, sell, or exchange Fund shares or when changes in the value of the Fund's portfolio do not materially affect the NAV.

STEP 3: ADDITIONAL SHAREHOLDER SERVICES
As a Fund shareholder, you can take advantage of the following services and privileges:

AUTOMATIC REINVESTMENT. As we explained in the "Fund Distributions and Tax Issues" section, the Fund pays out--or distributes--its net investment
-------------------------------------------------------------------
18  PRUDENTIAL TAX-FREE MONEY FUND, INC.         [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE FUND
------------------------------------------------


income and net capital gains, if any, to shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV. If you want your distributions paid in cash, you can indicate this preference on your application, notify your broker or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTENTION: ACCOUNT MAINTENANCE
P.O. BOX 8159
PHILADELPHIA, PA 19101


REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce Fund expenses, we may send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise. If each Fund shareholder in your household would like to receive a copy of the Fund's prospectus, shareholder report and proxy statement, please call us toll free at (800) 225-1852. We will begin sending additional copies of these documents within 30 days of receipt of your request.


HOW TO SELL YOUR SHARES
You can sell your shares of the Fund at any time, subject to certain restrictions.

    When you sell shares of the Fund--also known as redeeming shares--the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell. If your broker holds your shares, your broker must receive your order to sell by 4:00 p.m. New York time, to process the sale on that day. If your broker does not hold your shares, contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTENTION: REDEMPTION SERVICES
P.O. BOX 8149
PHILADELPHIA, PA 19101
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE FUND
------------------------------------------------

    Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid delay if you purchase shares by wire, certified check or cashier's check. Your broker may charge you a separate or additional fee for sales of shares.

RESTRICTIONS ON SALES

There are certain times when you may not be able to sell shares of the Fund or when we may delay paying you the proceeds from a sale. To the extent permitted by the Securities and Exchange Commission (the Commission), this may happen during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Restrictions on Sales."


    If you are selling more than $100,000 of shares, if you want the check payable to or sent to someone or some place that is not in our records, or you are a business or trust, and if you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order guaranteed by an "eligible guarantor institution". An "eligible guarantor institution" includes any bank, broker-dealer or credit union. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares."


REDEMPTION IN KIND
If the sales of Fund shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Fund's net assets, we can then give you securities from the Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

AUTOMATIC REDEMPTION AUTOSWEEP

If you participate in the Autosweep Program, your Fund shares may be automatically redeemed to cover any deficit in your PSI account. The amount redeemed will be the nearest dollar amount necessary to cover the deficit.

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20  PRUDENTIAL TAX-FREE MONEY FUND, INC.         [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE FUND
------------------------------------------------


    The amount of the redemption will be the lesser of the total value of Fund shares held in your PSI account or the deficit in your PSI account. If you use this automatic redemption procedure and want to pay for a securities transaction in your account other than through this procedure, you must deposit cash in your securities account before the settlement date. If you use this automatic redemption procedure and want to pay any other deficit in your securities account other than through this procedure, you must deposit cash in your securities account before you incur the deficit.


    Redemptions are automatically made by PSI, to the nearest dollar, on each day to satisfy deficits from securities transactions or to honor your redemption requests. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Fund at the next determined NAV to satisfy any remaining deficit. You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by PSI, which has advanced monies to satisfy deficits in your account.


AUTOMATIC REDEMPTION FOR THE INVESTOR ACCOUNT
If you participate in the Investor Account Program, your Fund shares may be automatically redeemed to cover any deficit in your securities account. The amount redeemed will be the nearest dollar amount necessary to cover the deficit.

    The amount of the redemption will be the lesser of the total value of Fund shares held in your securities account or the deficit in your securities account. A deficit in your Investor Account may result from activity arising under the program. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Fund to satisfy any remaining deficit. You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by PSI, which has advanced monies to satisfy deficits in your account.


    Redemptions are automatically made by PSI, to the nearest dollar, on each day to satisfy deficits from securities transactions or to honor your redemption requests.

--------------------------------------------------------------------------------

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE FUND
------------------------------------------------

HOW TO EXCHANGE YOUR SHARES
You can exchange your shares of the Fund for shares in certain other Prudential mutual funds--including certain money market funds--if you satisfy the minimum investment requirements of such other Prudential mutual fund. You can exchange shares of the Fund for Class A shares of another Prudential mutual fund, but you can't exchange Fund shares for Class B, Class C or Class Z shares of another Prudential mutual fund, except that shares purchased prior to January 22, 1990, that are subject to a contingent deferred sales charge can be exchanged for Class B shares.
    If you hold shares through a broker, you must exchange shares through your broker. Otherwise, contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: EXCHANGE PROCESSING
P.O. BOX 8157
PHILADELPHIA, PA 19101

    When you exchange shares of the Fund for Class A shares of any other Prudential mutual fund, you will be subject to any sales charge that may be imposed by such other Prudential mutual fund. The sales charge is imposed at the time of your exchange.

FREQUENT TRADING
Frequent trading of Fund shares in response to short-term fluctuations in the market--also known as "market timing"--may make it very difficult to manage the Fund's investments. When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Fund's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Fund will have to invest. When, in our opinion, such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Fund by any person, group or commonly controlled accounts. The decision will be based upon dollar amount, volume and frequency of trading. The Fund will notify a market timer of rejection of an exchange or purchase order. If the Fund allows a market timer to trade Fund shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.
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22  PRUDENTIAL TAX-FREE MONEY FUND, INC.         [TELEPHONE ICON] (800) 225-1852

HOW TO BUY, SELL AND
EXCHANGE SHARES OF THE FUND
------------------------------------------------

TELEPHONE REDEMPTIONS AND EXCHANGES

You may redeem your shares if the proceeds of the redemption do not exceed $100,000 or exchange your shares in any amount by calling the Fund at
(800) 225-1852 before 4:00 p.m. New York time. You will receive a redemption or exchange amount based on that day's NAV. Certain restrictions apply; please see "How to Sell Your Shares--Restrictions on Sales" above for additional information. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to sell or exchange is received after the close of regular trading on the NYSE.

    The Fund's Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Fund and its agents will not be liable if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

    In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail or through your broker.

    The telephone redemption and exchange procedures may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.


EXPEDITED REDEMPTION PRIVILEGE


If you have selected the Expedited Redemption Privilege, you may have your redemption proceeds sent directly to your bank account. Expedited redemption requests may be made by telephone or letter, must be received by the Fund prior to 4:00 p.m. New York time, to receive a redemption amount based on that day's NAV and are subject to the terms and conditions regarding the redemption of shares. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. For more information, see "Purchase, Redemption and Pricing of Fund Shares--Expedited Redemption Privilege" in the SAI. The Expedited Redemption Privilege may be modified or terminated at any time without notice.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
-------------------------------------


The financial highlights below are intended to help you evaluate the Fund's financial performance for the past 5 years. The TOTAL RETURN in the chart represents the rate that a shareholder would have earned on an investment in the Fund, assuming reinvestment of all dividends and other distributions. The information is for shares of the Fund for the periods indicated.


    A copy of the Fund's annual report, along with the Fund's audited financial statements and report of independent accountants, is available upon request, at no charge as described on the back cover of this prospectus.



    The financial highlights for the five fiscal years ended December 31, 2002 were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.


 FUND SHARES (FISCAL YEARS ENDED 12-31)


PER SHARE OPERATING
PERFORMANCE                                  2002       2001       2000       1999       1998
 NET ASSET VALUE, BEGINNING OF YEAR           $1.00      $1.00      $1.00      $1.00      $1.00
 Net investment income and net realized
  gains                                        .009       .023       .034       .025       .028
 Dividends and distributions to
  shareholders                                (.009)     (.023)     (.034)     (.025)     (.028)
 NET ASSET VALUE, END OF YEAR                 $1.00      $1.00      $1.00      $1.00      $1.00
 TOTAL RETURN(1)                               .94%      2.26%      3.42%      2.56%      2.83%
-----------------------------------------------------------------------------------------------



RATIOS/SUPPLEMENTAL
DATA                                         2002       2001       2000       1999       1998
 NET ASSETS, END OF YEAR (000)             $176,480   $167,929   $166,526   $179,887   $199,165
 AVERAGE NET ASSETS (000)                  $200,609   $182,953   $176,759   $202,718   $277,839
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution and
  service (12b-1) fees                         .86%       .87%       .80%       .81%       .80%
 Expenses, excluding distribution and
  service (12b-1) fees                         .73%       .74%       .68%       .69%       .68%
 Net investment income                         .86%      2.18%      3.38%      2.51%      2.80%
-----------------------------------------------------------------------------------------------


(1) TOTAL RETURN IS CALCULATED ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH YEAR REPORTED AND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS.

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24  PRUDENTIAL TAX-FREE MONEY FUND, INC.         [TELEPHONE ICON] (800) 225-1852

                 [This page has been left blank intentionally.]
--------------------------------------------------------------------------------

THE PRUDENTIAL MUTUAL FUND FAMILY
-------------------------------------

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Please read the prospectus carefully before you invest or send money.

PRUDENTIAL MUTUAL FUNDS
-------------------------------------------------------------

STOCK FUNDS
LARGE CAPITALIZATION STOCK FUNDS
PRUDENTIAL 20/20 FOCUS FUND
PRUDENTIAL EQUITY FUND, INC.
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL STOCK INDEX FUND
PRUDENTIAL TAX-MANAGED FUNDS
  PRUDENTIAL TAX-MANAGED EQUITY FUND
PRUDENTIAL VALUE FUND
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  PRUDENTIAL JENNISON GROWTH FUND
SMALL-TO-MID-CAPITALIZATION STOCK
  FUNDS
NICHOLAS-APPLEGATE FUND, INC.
  NICHOLAS-APPLEGATE GROWTH EQUITY FUND
PRUDENTIAL SMALL COMPANY FUND, INC.
PRUDENTIAL TAX-MANAGED SMALL-CAP FUND, INC.
PRUDENTIAL U.S. EMERGING GROWTH FUND, INC.
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND
SECTOR STOCK FUNDS
PRUDENTIAL NATURAL RESOURCES FUND, INC.
PRUDENTIAL REAL ESTATE SECURITIES FUND
PRUDENTIAL SECTOR FUNDS, INC.
  PRUDENTIAL FINANCIAL SERVICES FUND
  PRUDENTIAL HEALTH SCIENCES FUND
  PRUDENTIAL TECHNOLOGY FUND
  PRUDENTIAL UTILITY FUND

GLOBAL/INTERNATIONAL STOCK FUNDS
PRUDENTIAL EUROPE GROWTH FUND, INC.
PRUDENTIAL PACIFIC GROWTH FUND, INC.
PRUDENTIAL WORLD FUND, INC.
  PRUDENTIAL GLOBAL GROWTH FUND
  PRUDENTIAL INTERNATIONAL VALUE FUND
  PRUDENTIAL JENNISON INTERNATIONAL GROWTH FUND
BALANCED/ALLOCATION FUND
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  PRUDENTIAL ACTIVE BALANCED FUND
BOND FUNDS
TAXABLE BOND FUNDS
PRUDENTIAL GOVERNMENT INCOME FUND, INC.
PRUDENTIAL HIGH YIELD FUND, INC.

PRUDENTIAL SHORT-TERM BOND FUND, INC.


  PRUDENTIAL SHORT-TERM CORPORATE BOND FUND


  DRYDEN ULTRA SHORT BOND FUND

PRUDENTIAL TOTAL RETURN BOND FUND, INC.
MUNICIPAL BOND FUNDS
PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  CALIFORNIA SERIES
  CALIFORNIA INCOME SERIES
PRUDENTIAL MUNICIPAL BOND FUND
  HIGH INCOME SERIES
  INSURED SERIES
PRUDENTIAL MUNICIPAL SERIES FUND
  FLORIDA SERIES
  NEW JERSEY SERIES
  NEW YORK SERIES
  PENNSYLVANIA SERIES
PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.

-------------------------------------------------------------------
26  PRUDENTIAL TAX-FREE MONEY FUND, INC.         [TELEPHONE ICON] (800) 225-1852

------------------------------------------------

GLOBAL/INTERNATIONAL BOND FUND
PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.
MONEY MARKET FUNDS
TAXABLE MONEY MARKET FUNDS
CASH ACCUMULATION TRUST
  LIQUID ASSETS FUND
  NATIONAL MONEY MARKET FUND
PRUDENTIAL GOVERNMENT SECURITIES TRUST
  MONEY MARKET SERIES
  U.S. TREASURY MONEY MARKET SERIES
PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
  INSTITUTIONAL MONEY MARKET SERIES
PRUDENTIAL MONEYMART ASSETS, INC.
MUNICIPAL MONEY MARKET FUNDS
PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  CALIFORNIA MONEY MARKET SERIES
PRUDENTIAL MUNICIPAL SERIES FUND
  NEW JERSEY MONEY MARKET SERIES
  NEW YORK MONEY MARKET SERIES
TAX-FREE MONEY MARKET FUNDS
COMMAND TAX-FREE FUND
PRUDENTIAL TAX-FREE MONEY FUND, INC.
OTHER MONEY MARKET FUNDS
COMMAND GOVERNMENT FUND
COMMAND MONEY FUND
SPECIAL MONEY MARKET FUND, INC.*
  MONEY MARKET SERIES

STRATEGIC PARTNERS
MUTUAL FUNDS**
-----------------------------
STRATEGIC PARTNERS ASSET ALLOCATION FUNDS
  STRATEGIC PARTNERS CONSERVATIVE GROWTH FUND
  STRATEGIC PARTNERS MODERATE GROWTH FUND
  STRATEGIC PARTNERS HIGH GROWTH FUND
STRATEGIC PARTNERS STYLE SPECIFIC FUNDS
  STRATEGIC PARTNERS LARGE CAPITALIZATION GROWTH FUND
  STRATEGIC PARTNERS LARGE CAPITALIZATION VALUE FUND
  STRATEGIC PARTNERS SMALL CAPITALIZATION GROWTH FUND
  STRATEGIC PARTNERS SMALL CAPITALIZATION VALUE FUND
  STRATEGIC PARTNERS INTERNATIONAL EQUITY FUND
  STRATEGIC PARTNERS TOTAL RETURN BOND FUND
STRATEGIC PARTNERS OPPORTUNITY FUNDS
  STRATEGIC PARTNERS FOCUSED GROWTH FUND
  STRATEGIC PARTNERS NEW ERA GROWTH FUND
  STRATEGIC PARTNERS FOCUSED VALUE FUND
  STRATEGIC PARTNERS MID-CAP VALUE FUND
SPECIAL MONEY MARKET FUND, INC.*
  MONEY MARKET SERIES

 *This fund is not a direct purchase money fund and is only an exchangeable money fund.
**Not exchangeable with the Prudential mutual funds.

--------------------------------------------------------------------------------

                                     Notes
-------------------------------------------------------------------
28  PRUDENTIAL TAX-FREE MONEY FUND, INC.         [TELEPHONE ICON] (800) 225-1852

                                     Notes
--------------------------------------------------------------------------------

FOR MORE INFORMATION

Please read this prospectus before you invest in the Fund and keep it for future reference. For information or shareholder questions contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 8098
PHILADELPHIA, PA 19101
(800) 225-1852
(732) 482-7555 (Calling from outside the U.S.)

Outside Brokers should contact:
Prudential Investment Management
Services LLC
P.O. Box 8310
Philadelphia, PA 19101
(800) 778-8769


Visit Prudential's website at:
www.prudential.com


Additional information about the Fund
can be obtained without charge and can
be found in the following documents:
STATEMENT OF ADDITIONAL
INFORMATION (SAI)
  (incorporated by reference into this prospectus)
ANNUAL REPORT
  (contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year)
SEMI-ANNUAL REPORT

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:
BY MAIL
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

BY ELECTRONIC REQUEST
publicinfo@sec.gov
  (The SEC charges a fee to copy documents.)

IN PERSON
Public Reference Room in
Washington, DC
  (For hours of operation, call
  1-202-942-8090)

VIA THE INTERNET
on the EDGAR Database at
http://www.sec.gov


                      Nasdaq                        CUSIP
                      ------                        -----
                      PBFXX
                      MF103A                         74436P-103


                                             Investment Company Act File No.
                                          811-2927

                      PRUDENTIAL TAX-FREE MONEY FUND, INC.



                      STATEMENT OF ADDITIONAL INFORMATION
                               FEBRUARY 27, 2003



    Prudential Tax-Free Money Fund, Inc. (the Fund) is an open-end, diversified management investment company whose investment objective is to seek the highest level of current income that is exempt from federal income taxes, consistent with liquidity and the preservation of capital. The Fund pursues this objective by investing primarily in a portfolio of short-term debt obligations issued by states, territories and possessions of the United States, the District of Columbia, and their political subdivisions, duly constituted authorities and corporations, the interest from which is wholly-exempt from federal income tax in the opinion of bond counsel to the issuer. There can be no assurance that the Fund's investment objective will be achieved. See "How the Fund Invests" in the Fund's Prospectus (Prospectus) dated February 27, 2003 and "Description of the Fund, Its Investments and Risks" below. Effective June 30, 2003, the name of the Fund will change to Dryden Tax-Free Money Fund, Inc.



    The Fund's address is Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102, and its telephone number is (800) 225-1852.



    This Statement of Additional Information (SAI) is not a prospectus and should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained at no charge from the Fund upon request at the address or telephone number noted above.



    The Fund's financial statements for the fiscal year ended December 31, 2002 are incorporated into this SAI by reference to the Fund's 2002 annual report to shareholders (File No. 811-02927). You may obtain a copy of the Fund's annual report at no charge by request to the Fund at the address or telephone number noted above.


                               TABLE OF CONTENTS


                                                                   PAGE
                                                                   -----
Fund History.....................................................  B-2
Description of the Fund, Its Investments and Risks...............  B-2
Investment Restrictions..........................................  B-5
Management of the Fund...........................................  B-6
Control Persons and Principal Holders of Securities..............  B-12
Investment Advisory and Other Services...........................  B-12
Brokerage Allocation and Other Practices.........................  B-16
Securities and Organization......................................  B-16
Purchase, Redemption and Pricing of Fund Shares..................  B-17
Net Asset Value..................................................  B-19
Taxes, Dividends and Distributions...............................  B-19
Calculation of Yield.............................................  B-20
Financial Statements.............................................  B-21
Appendix I--Description of Ratings...............................  I-1


--------------------------------------------------------------------------------

MF103B

                                  FUND HISTORY

    The Fund was organized as a corporation under the laws of Maryland on March 22, 1979.

               DESCRIPTION OF THE FUND, ITS INVESTMENTS AND RISKS

    (a) CLASSIFICATION. The Fund is a diversified open-end management investment company.


    (b) INVESTMENT STRATEGIES AND RISKS. The Fund's investment objective is to seek the highest level of current income that is exempt from federal income taxes, consistent with liquidity and the preservation of capital. To achieve this objective we invest in Municipal Bonds. Additional information relating to the Fund's principal investment policies and strategies discussed in the Prospectus, and information about other securities, instruments, policies and strategies which the Fund may use from time to time in seeking to achieve its investment objective, are described below. The Fund may not be successful in achieving its investment objective and you can lose money.


MUNICIPAL BONDS


    The Fund may invest in short-term debt obligations of state and local governments, municipal commercial paper, variable rate demand obligations and municipal asset-backed securities, which are collectively referred to as Municipal Bonds in the Prospectus and this SAI.


    Municipal bonds are generally issued to obtain funds for various public purposes, including construction of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. They may also be issued to refund outstanding obligations, to meet general operating expenses or to obtain funds to lend to other public institutions and facilities. Municipal bonds also include bonds issued by or on behalf of public authorities in order to obtain funds with which to provide privately operated housing facilities, sports facilities, pollution control facilities, convention or trade show facilities, industrial, port or parking facilities and facilities for water supply, gas, electricity or waste disposal. These bonds are typically revenue bonds and generally do not carry the pledge of the issuer's credit. Municipal bonds may be insured.

    Municipal bonds may be general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or from the proceeds of a special excise tax or other specific revenue source but not from the general taxing power.


    Municipal notes are short-term obligations generally with a maturity, at the time of issuance, ranging from six months to three years. The principal types of municipal notes include, but are not limited to tax anticipation notes, bond anticipation notes, revenue anticipation notes, grant anticipation notes and tax revenue anticipation notes. Municipal notes sold in anticipation of collection of taxes, a bond sale, or receipt of other revenues, are usually general obligations of the issuing municipality or agency.


    Municipal notes also include tax-exempt or municipal commercial paper, which is likely to be issued to meet seasonal working capital needs of a municipality or interim construction financing and to be paid from general revenues of the municipality or refinanced with long-term debt. In most cases, municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.


    MUNICIPAL ASSET-BACKED SECURITIES. The Fund may purchase municipal asset-backed securities. These securities are debt obligations, often issued through a trust or other investment vehicles that are backed by municipal debt obligations and accompanied by a liquidity facility to comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (the 1940 Act). These trusts or other investment vehicles represent investment companies. The Fund's investment in securities of such issuers are subject to limitations imposed by the 1940 Act.



    The Fund will treat an investment in a municipal security pre-refunded with escrowed U.S. Government securities as U.S. Government securities for purposes of the diversification requirements of the the 1940 Act provided: (1) the escrowed securities are "government securities" as defined in the 1940 Act;
(2) the escrowed securities are irrevocably pledged only to payment of debt service on the pre-refunded securities, except to the extent there are amounts in excess of funds necessary for such debt service; (3) principal and interest on the escrowed securities will be sufficient to satisfy all scheduled principal, interest and any premiums on the pre-refunded securities and a verification report prepared by a party acceptable to a nationally recognized statistical rating organization, or counsel to the holders of the pre-refunded securities, so verifies; (4) the escrow agreement provides that the issuer of the pre-refunded securities grants and assigns to the escrow agent, for the equal and ratable benefit of the holders of the pre-refunded securities, an express first lien on, pledge of and perfected security interest in the escrowed securities and the interest income thereon and (5) the escrow agent had no lien of any type with respect to the escrowed securities for payment of its fees or expenses except to the extent there are excess securities, as described in (2) above. The Fund will not, however, invest more than 25% of its total assets in pre-refunded bonds of the same municipal issuer.


VARIABLE RATE AND FLOATING RATE SECURITIES.


    The interest rates payable on certain Municipal Bonds are not fixed and may fluctuate based upon changes in market rates. Municipal Bonds of this type are called "variable rate" or "floating rate" obligations. The interest rate payable on a variable rate obligation is adjusted at predesignated intervals and the interest rate payable on a floating rate obligation is adjusted whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features of these obligations typically include the right of the Fund to demand, in some cases, at specified intervals of less than one year or, in other cases, upon not less than seven days' notice, prepayment of the principal amount of the obligation prior to its stated maturity (a demand feature). In addition, the issuer may have the right, at similar intervals or upon similar notice, to prepay the principal amount prior to maturity. The principal benefit of variable and floating rate obligations is that the interest rate adjustment minimizes changes in the market value of the obligations. As a result, the purchase of such obligations should enhance the ability of the Fund to maintain a stable net asset value (NAV) per share (see "Net Asset Value" below) and to sell an obligation prior to maturity at a price approximating the full principal amount of the obligation. The payment of principal and interest by issuers of certain Municipal Bonds purchased by the Fund may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether a Municipal Bond meets the Fund's investment quality requirements.



    PUTS. The Fund may purchase Municipal Bonds together with the right to resell the Municipal Bonds to the seller at an agreed-upon price or yield within a specified period prior to the maturity date of the bonds. Such a right to resell is commonly known as a "put" or "tender option," and the aggregate price which the Fund pays for Municipal Bonds with puts or tender options is higher than the price which otherwise would be paid for the Bonds. Consistent with the Fund's investment objective and subject to the supervision of the Board of Directors, the primary purpose of this practice is to permit the Fund to be fully invested in securities the interest on which is exempt from federal income taxes while preserving the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase, at a later date, securities other than those subject to the put. The Fund's policy is generally to exercise the puts or tender options on their expiration date. Puts or tender options may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Fund shares and from recent sales of portfolio securities are insufficient to meet such obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to the expiration date in the event the Fund's investment adviser revises its evaluation of the credit worthiness of the issuer of the underlying security. In determining whether to exercise puts or tender options prior to their expiration date and in selecting which puts or tender options to exercise in such circumstances, the investment adviser considers, among other things, the amount of cash available to the Fund, the expiration dates of the available puts or tender options, any future commitments for securities purchases, the yield, quality and maturity dates of the underlying securities, alternative investment opportunities and the desirability of retaining the underlying securities in the Fund's portfolio.



    The Fund values Municipal Bonds which are subject to puts or tender options at amortized cost; no value is assigned to the put or tender option. The value of the put or tender option is dependent on the ability of the put writer to meet its obligation of repurchase, and it is the Fund's general policy to enter into put or tender option transactions only with such brokers, dealers or other financial institutions which present minimal credit risks. There is a credit risk associated with the purchase of puts or tender options in that the broker, dealer or financial institution might default on its obligation to repurchase an underlying security. The Fund has received a ruling of the Internal Revenue Service to the effect that the Fund will be considered the owner of the Municipal Bonds subject to the puts or tender options so that the interest on the bonds will be tax-exempt income to the Fund.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES.


    Municipal Bonds are frequently offered on a when-issued or delayed delivery basis. When so offered, the price and coupon rate are fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. The purchase price and the interest rate payable on the securities are fixed on the transaction date. The securities so purchased are subject to market fluctuation and, during the period between purchase and settlement, no interest accrues to the purchaser. While securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale would be desirable for investment reasons. At the time the Fund makes the commitment to purchase a Municipal Bond on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the bond in determining its NAV. The Fund will also establish a segregated account with its custodian bank in which it will maintain cash or other liquid assets equal in value to commitments for when-issued or delayed delivery securities. If the Fund chooses to dispose of the when-issued or delayed delivery security prior to the settlement date, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. The Fund does not believe that its NAV or net investment income will be adversely affected by its purchase of Municipal Bonds on a when-issued or delayed delivery basis. The Fund may invest in when-issued or delayed delivery securities without other limitation.



    OTHER MATTERS. For purposes of diversification under the 1940 Act, the identification of the issuer of Municipal Bonds depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision, and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of a private activity revenue bond or pollution control revenue bond, if the bond is backed only by the assets and revenues of the nongovernmental user, the nongovernmental user would be regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guarantee would be regarded as a separate security and treated as an issue of such government or entity.


BORROWING


    The Fund may borrow from banks (including through entering into reverse repurchase agreements) up to and including 5% of the value of its total assets taken at the lower of cost or current value for temporary purposes. The Fund may pledge up to and including 10% of its net assets to secure such borrowings.


REPURCHASE AGREEMENTS


    The Fund may invest up to 5% of its total assets in repurchase agreements whereby the seller of a security agrees to repurchase that security from the Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon rate of return effective for the period of time the Fund's money is invested in the security. The Fund's repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily, and if the value of instruments declines, the Fund will require additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreement declines, the Fund may incur a loss. The Fund participates in a joint repurchase account with other investment companies managed by Prudential Investments LLC (PI or the Manager) pursuant to an order of the Securities and Exchange Commission (Commission). On a daily basis, any uninvested cash balances of the Fund may be aggregated with those of such other investment companies and invested in one or more repurchase agreements. The Fund participates in the income earned or accrued in the joint account based on the percentage of its investment. In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which equals or exceeds the resale price of the agreement. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.



REVERSE REPURCHASE AGREEMENTS



    Reverse repurchase agreements have the characteristics of borrowing and involve the sale of securities held by the Fund with an agreement to repurchase the securities at a specified price, date and interest payment. The Fund intends only to use the reverse repurchase technique when it will be to its advantage to do so. These transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. The Fund may be unable to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of the Fund's portfolio. The Fund's Custodian will maintain in a segregated account cash or other liquid assets maturing not later than the expiration of the reverse repurchase agreements having a value equal to or greater than such commitments.


ILLIQUID SECURITIES

    The Fund may not hold more than 10% of its net assets in illiquid securities. If the Fund were to exceed this limit, the investment adviser would take prompt action to reduce the Fund's holdings in illiquid securities to no more than 10% of its net assets, as required by applicable law. Illiquid securities include repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable (either within or outside of the United States). Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (Securities Act), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


    A large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities, convertible and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.


    Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.


    Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act, commercial paper and municipal lease obligations for which there is a readily available market will not be deemed to be illiquid under procedures established by the Board of Directors. The investment adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser will consider, INTER ALIA, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (E.G., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). With respect to municipal lease obligations, the investment adviser will also consider: (1) the willingness of the municipality to continue, annually or biannually, to appropriate funds for payment of the lease; (2) the general credit quality of the municipality and the essentiality to the municipality of the property covered by the lease; (3) in the case of unrated municipal lease obligations, an analysis of factors similar to that performed by nationally recognized statistical rating organizations (NRSROs) in evaluating the credit quality of a municipal lease obligation, including (a) whether the lease can be cancelled; (b) if applicable, what assurance there is that the assets represented by the lease can be sold; (c) the strength of the lessee's general credit (E.G., its debt, administrative, economic and financial characteristics); (d) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (E.G., the potential for an event of nonappropriation); and (e) the legal recourse in the event of failure to appropriate; and (4) any other factors unique to municipal lease obligations as determined by the investment adviser. With respect to commercial paper that is issued in reliance on Section 4(2) of the Securities Act: (1) it must be (a) rated in one of the two highest short-term rating categories by at least two NRSROs or by one NRSRO if only one NRSRO rates those Municipal Bonds, such as Moody's Investors Service, Inc. (rated at least MIG 2 or Prime-2) or Standard & Poor's Ratings Services (rated at least SP-2 or A-2), (b) rated in one of the three highest long-term rating categories by at least two NRSROs or by only one NRSRO if only one NRSRO rates those Municipal Bonds, or (c) if unrated, of comparable quality as determined by the Fund's investment adviser; and (2) it must not be "traded flat" (I.E., without accrued interest) or in default as to principal or interest. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.


SEGREGATED ASSETS

    The Fund segregates with its Custodian, State Street Bank and Trust Company, cash, U.S. Government securities, equity securities (including foreign securities), debt securities or other liquid, unencumbered assets equal in value to its obligations in respect of potentially leveraged transactions. These include when-issued and delayed delivery securities, futures contracts, written options and options in futures contracts (unless otherwise covered). If collateralized or otherwise covered, in accordance with Commission guidelines, these will not be deemed to be senior securities. The assets segregated will be marked-to-market bi-weekly.

                            INVESTMENT RESTRICTIONS


    The following restrictions are fundamental policies. Fundamental policies are those which cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund. A "majority of the outstanding voting securities," when used in this SAI, means the lesser of
(1) 67% of the voting shares represented at a meeting at which more than 50% of the outstanding voting shares are present in person or represented by proxy or
(2) more than 50% of the outstanding voting shares. With respect to the submission of a change in fundamental policy or investment objective of the Fund, such matters shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund votes for the approval of such matters as provided above.


    The following investment restrictions are fundamental policies of the Fund and may not be changed except as described above.

    The Fund may not:

    (1) Invest more than 5% of the market or other fair value of its total assets in the securities of any one issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities or secured by such obligations). See "Municipal Bonds--Other Matters" under "Description of the Fund, its Investments and Risks" for the definition of an issuer.

    (2) Make short sales of securities.

    (3) Purchase securities on margin, except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities.

    (4) Borrow money, except that the Fund may borrow for temporary purposes in amounts not exceeding 5% of the market or other fair value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed). Any such borrowings will be made only from banks. Secured temporary borrowings may take the form of reverse repurchase agreements, pursuant to which the Fund would sell portfolio securities for cash and simultaneously agree to repurchase them at a specified date for the same amount of cash plus an interest component. The Fund would maintain, in a segregated account with its custodian, liquid assets equal in value to the amount owed.

    (5) Pledge its assets or assign or otherwise encumber them in excess of 10% of its assets (taken at market or other fair value at the time of pledging) and then only to secure borrowings effected within the limitations set forth in restriction (4).

    (6) Engage in the underwriting of securities.

    (7) Purchase or sell real estate mortgage loans, although it may purchase Municipal Bonds secured by interests in real estate.

    (8) Make loans of money or securities, except through the purchase of debt obligations or repurchase agreements.

    (9) Purchase securities of other investment companies, except in the open market involving only customary brokerage commissions and as a result of which not more than 10% of its total assets (determined at the time of investment) would be invested in such securities or except in connection with a merger, consolidation, reorganization or acquisition of assets.

    (10) Invest for the purpose of exercising control or management of another company.

    (11) Purchase industrial revenue bonds if, as a result of such purchase, more than 5% of total Fund assets would be invested in industrial revenue bonds where payment of principal and interest are the responsibility of companies with less than three years of operating history.

    (12) The Fund will, under normal circumstances, invest at least 80% of its investable assets in money market instruments that pay income exempt from federal income taxes.

    In addition, the Fund may not purchase any security (other than obligations of the U.S. Government, its agencies and instrumentalities) if as a result 25% or more of the value of the Fund's total assets (determined at the time of investment) would be invested in the securities of one or more issuers conducting their principal business activities in the same industry.

    Whenever any fundamental investment policy or investment restriction states a maximum percentage of the Fund's assets, it is intended that if the percentage limitation is met at the time the action is taken, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that the Fund's asset coverage for borrowings falls below 300%, the Fund will take action within three days to reduce its borrowings, as required by applicable law.

                             MANAGEMENT OF THE FUND


    Information pertaining to the Directors of the Fund is set forth below. Directors who are not deemed to be "interested persons" of the Fund as defined in the 1940 Act, are referred to as "Independent Directors". Directors who are deemed to be "interested persons" of the Fund are referred to as "Interested Directors". "Fund Complex" consists of the Fund and any other investment companies managed by Prudential Investments LLC (PI or the Manager).

                             INDEPENDENT DIRECTORS


                                                                                        NUMBER OF
                                           TERM OF                                    PORTFOLIOS IN
                             POSITION   OFFICE*** AND                                 FUND COMPLEX       OTHER DIRECTORSHIPS
                             WITH THE     LENGTH OF        PRINCIPAL OCCUPATIONS       OVERSEEN BY           HELD BY THE
 NAME, ADDRESS** AND AGE       FUND      TIME SERVED       DURING PAST FIVE YEARS       DIRECTOR             DIRECTOR****
 -----------------------       ----      -----------       ----------------------       --------             ------------
 Delayne Dedrick Gold (64)  Director      Since 1983    Marketing Consultant               88                     --
                                                         (1982-present); formerly
                                                         Senior Vice President and
                                                         Member of the Board of
                                                         Directors, Prudential Bache
                                                         Securities, Inc.
 Robert E. La Blanc (68)    Director      Since 1996    President (since 1981) of          77        Director of Storage
                                                         Robert E. La Blanc                           Technology Corporation
                                                         Associates, Inc.                             (technology) (since 1979),
                                                         (telecommunications);                        Chartered Semiconductor
                                                         formerly General Partner at                  Ltd. (Singapore) (since
                                                         Salomon Brothers and                         1998), Titan Corporation
                                                         Vice-Chairman of                             (electronics) (since 1995),
                                                         Continental Telecom.                         Computer Associates
                                                         Trustee of Manhattan                         International, Inc. (since
                                                         College.                                     2002) (software company);
                                                                                                      Director (since 1999) of
                                                                                                      First Financial Fund, Inc.
                                                                                                      and Director (since April
                                                                                                      1999) of The High Yield
                                                                                                      Plus Fund, Inc.

 Robin B. Smith (63)        Director      Since 1996    Chairman of the Board (since       69        Director of BellSouth
                                                         January 2003) of Publishers                  Corporation (since 1992),
                                                         Clearing House (direct                       and Kmart Corporation
                                                         marketing), formerly                         (retail)(since 1996).
                                                         Chairman and Chief
                                                         Executive Officer (August
                                                         1996-January 2003) of
                                                         Publishers Clearing House.

 Stephen Stoneburn (59)     Director      Since 1996    President and Chief                75                     --
                                                         Executive Officer (since
                                                         June 1996) of Quadrant
                                                         Media Corp. (a publishing
                                                         company); formerly
                                                         President (June 1995-June
                                                         1996) of Argus Integrated
                                                         Media, Inc.; Senior Vice
                                                         President and Managing
                                                         Director (January
                                                         1993-1995) of Cowles
                                                         Business Media and Senior
                                                         Vice President of Fairchild
                                                         Publications, Inc
                                                         (1975-1989).

 Nancy H. Teeters (72)      Director      Since 1996    Economist; formerly Vice           71                     --
                                                         President and Chief
                                                         Economist of International
                                                         Business Machines
                                                         Corporation; formerly
                                                         Director of Inland Steel
                                                         Industries (July
                                                         1984-1999); formerly
                                                         Governor of The Federal
                                                         Reserve (September
                                                         1978-June 1984).

 Clay T. Whitehead (64)     Director      Since 1999    President (since 1983) of          94        Director (since 2000) of
                                                         National Exchange Inc. (new                  First Financial Fund, Inc.
                                                         business development firm).                  and Director (since 2000)
                                                                                                      of The High Yield Plus
                                                                                                      Fund, Inc.

                              INTERESTED DIRECTORS


                                                                                        NUMBER OF
                                           TERM OF                                    PORTFOLIOS IN
                             POSITION   OFFICE*** AND                                 FUND COMPLEX       OTHER DIRECTORSHIPS
                             WITH THE     LENGTH OF        PRINCIPAL OCCUPATIONS       OVERSEEN BY           HELD BY THE
 NAME, ADDRESS** AND AGE       FUND      TIME SERVED       DURING PAST FIVE YEARS       DIRECTOR             DIRECTOR****
 -----------------------       ----      -----------       ----------------------       --------             ------------
 Robert F. Gunia (56)*      Director      Since 1996    Executive Vice President and      116        Vice President and Director
                            and Vice                     Chief Administrative                         (since May 1989) and
                            President                    Officer (since June 1999)                    Treasurer (since 1999) of
                                                         of PI; Executive Vice                        The Asia Pacific Fund, Inc.
                                                         President and Treasurer
                                                         (since January 1996) of PI;
                                                         President (since April
                                                         1999) of Prudential
                                                         Investment Management
                                                         Services LLC (PIMS);
                                                         Corporate Vice President
                                                         (since September 1997) of
                                                         The Prudential Insurance
                                                         Company of America;
                                                         formerly Senior Vice
                                                         President (March 1987-May
                                                         1999) of Prudential
                                                         Securities Incorporated
                                                         (PSI); formerly Chief
                                                         Administrative Officer
                                                         (July 1989-September 1996),
                                                         Director (January
                                                         1989-September 1996) and
                                                         Executive Vice President,
                                                         Treasurer and Chief
                                                         Financial Officer (June
                                                         1987-December 1996) of
                                                         Prudential Mutual Fund
                                                         Management, Inc. (PMF).

 David R. Odenath, Jr.      Director      Since 1999    President, Chief Executive        116                     --
 (45)*                      and                          Officer and Chief Operating
                            President                    Officer (since June 1999)
                                                         of PI; Senior Vice
                                                         President (since June 1999)
                                                         of The Prudential Insurance
                                                         Company of America;
                                                         formerly Senior Vice
                                                         President (August 1993-May
                                                         1999) of PaineWebber Group,
                                                         Inc.

 Judy A. Rice (55)*         Director      Since 2000    Executive Vice President           98                     --
                            and Vice                     (since 1999) of PI;
                            President                    formerly various positions
                                                         to Senior Vice President
                                                         (1992-1999) of PSI; and
                                                         various positions to
                                                         Managing Director
                                                         (1975-1992) of Salomon
                                                         Smith Barney; Member of
                                                         Board of Governors of the
                                                         Money Management Institute.

    Information pertaining to the Officers of the Fund who are not also Directors is set forth below.

                                    OFFICERS


                                               TERM OF
                                            OFFICE*** AND
                               POSITION       LENGTH OF                 PRINCIPAL OCCUPATIONS
 NAME, ADDRESS** AND AGE      WITH FUND      TIME SERVED               DURING PAST FIVE YEARS
 -----------------------      ---------      -----------               ----------------------
 Grace C. Torres (43)       Treasurer and     Since 1995    Senior Vice President (since January 2000) of
                            Principal                        PI; formerly First Vice President (December
                            Financial and                    1996-January 2000) of PI and First Vice
                            Accounting                       President (March 1993-1999) of PSI.
                            Officer

 Jonathan D. Shain (44)     Secretary         Since 2001    Vice President and Corporate Counsel (since
                                                             August 1998) of Prudential; formerly
                                                             Attorney with Fleet Bank, N.A. (January
                                                             1997-July 1998) and Associate Counsel
                                                             (August 1994-January 1997) of New York Life
                                                             Insurance Company.

 Marguerite E. H. Morrison  Assistant         Since 2002    Vice President and Chief Legal Officer-Mutual
 (46)                       Secretary                        Funds and Unit Investment Trusts (since
                                                             August 2000) of The Prudential Insurance
                                                             Company of America; Senior Vice President
                                                             and Assistant Secretary (since February
                                                             2001) of PI; Vice President and Assistant
                                                             Secretary of PIMS (since October 2001),
                                                             previously Vice President and Associate
                                                             General Counsel (December 1996-February
                                                             2001) of PI and Vice President and Associate
                                                             General Counsel (September 1987-September
                                                             1996) of PSI.

 Maryanne Ryan (38)         Anti-Money        Since 2002    Vice President, Prudential (since November
                            Laundering                       1998), First Vice President PSI (March
                            Compliance                       1997-May 1998).
                            Officer


------------------------


* "Interested" Director, as defined in the 1940 Act, by reason of employment with the Manager, the Subadviser (Prudential Investment Management, Inc. or
     PIM) or the Distributor (Prudential Investment Management Services LLC or
     PIMS).


**   Unless otherwise noted, the address of the Directors and Officers is c/o:
     Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

*** There is no set term of office for Directors and Officers. The Independent Directors have adopted a retirement policy, which calls for the retirement of Directors on December 31 of the year in which they reach the age of 75. The table shows the number of years for which they have served as Director and/or Officer.


**** This column includes only directorships of companies required to register, or file reports with the Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.


    The Fund has Directors who, in addition to overseeing the actions of the Fund's Manager, Subadviser and Distributor, decide upon matters of general policy. In addition to their functions set forth under "Investment Advisory and Other Services--Manager and Investment Adviser" and "Principal Underwriter, Distributor and Rule 12b-1 Plans", the Directors also review the actions of the Fund's Officers, who conduct and supervise the daily business operations of the Fund.

    Directors and Officers of the Fund are also directors, trustees and officers of some or all of the other investment companies advised by the Fund's Manager and distributed by PIMS.

    Pursuant to the Management Agreement with the Fund, the Manager pays all compensation of Officers and employees of the Fund as well as the fees and expenses of all Interested Directors of the Fund.

                           STANDING BOARD COMMITTEES

    The Board of Directors has established two standing committees in connection with the governance of the Fund--Audit and Nominating.

    The Audit Committee consists of all of the Independent Directors. The responsibilities of the Audit Committee are to assist the Board of Directors in overseeing the Fund's independent accountants, accounting policies and procedures, and other areas relating to the Fund's auditing processes. The scope of the Audit Committee's responsibility is oversight. It is management's responsibility to maintain appropriate systems for accounting and internal control and the independent accountants' responsibility to plan and carry out a proper audit. The Audit Committee met four times during the fiscal year ended December 31, 2002.



    The Nominating Committee consists of all of the Independent Directors. This committee interviews and recommends to the Board persons to be nominated for election as Directors by the Fund's shareholders and selects and proposes nominees for election by the Board between annual meetings. This Committee does not normally consider candidates proposed by shareholders for election as Directors. The Nominating Committee also reviews the independence of Directors serving on the Board and recommends to the Board Independent Directors to be selected for membership on Board Committees. The Nominating Committee reviews each Director's investment in the Fund, matters relating to Director compensation and expenses and compliance with the Fund's retirement policy. The Nominating Committee did not meet during the fiscal year ended December 31, 2002.



    In addition to the two standing committees of the Fund, the Board of Directors has also approved Director participation in an Executive Committee designed to coordinate the governance of all of the mutual funds in the Prudential mutual fund complex. The role of the Executive Committee is solely advisory and consultative, without derogation of any of the duties or responsibilities of the Board of Directors. The following Independent Directors serve on the Executive Committee: Robert E. La Blanc and Clay T. Whitehead. Independent Directors from other funds in the Prudential mutual fund complex also serve on the Executive Committee. The responsibilities of the Executive Committee include: facilitating communication and coordination between the Independent Directors and fund management on issues that affect more than one fund; serving as a liaison between the Boards of Directors/ Trustees of funds and fund management; developing, in consultation with outside counsel and management, draft agendas for Board meetings; reviewing and recommending changes to Board practices generally and monitoring and supervising the performance of legal counsel to the funds generally and the Independent Directors.


    The Fund pays each of its Independent Directors annual compensation in addition to certain out-of-pocket expenses. Directors who serve on the Committees may receive additional compensation. The amount of compensation paid to each Independent Director may change as result of the introduction of additional funds upon whose Boards the Directors may be asked to serve.


    Independent Directors may defer receipt of their Directors' fees pursuant to a deferred fee agreement with the Fund. Under the terms of such agreement, the Fund accrues deferred Directors' fees daily, which, in turn, accrues interest at a rate equivalent to the prevailing rate of 90-day U.S. Treasury bills at the beginning of each calendar quarter or, at the daily rate of return of any Prudential Mutual Fund chosen by the Director. The Fund's obligation to make payments of deferred Directors' fees, together with interest thereon, is a general obligation of the Fund.


    The Fund has no retirement or pension plan for its Directors.

    The following table sets forth the aggregate compensation paid by the Fund for the fiscal year ended December 31, 2002 to the Independent Directors. The table also shows aggregate compensation paid to those Directors for service on the Fund's Board and the Board of any other investment company in the Fund Complex, for the calendar year ended December 31, 2002.


                               COMPENSATION TABLE


                                                          TOTAL 2002
                                                         COMPENSATION
                                                           FROM FUND
                                                           AND FUND
                                        AGGREGATE        COMPLEX PAID
                                       COMPENSATION     TO INDEPENDENT
NAME AND POSITION                       FROM FUND          DIRECTORS
-----------------                    ----------------  -----------------
Delayne Dedrick Gold -- Director...      $  1,325      $186,250 (36/88)*
Robert E. La Blanc -- Director.....      $  1,325      $137,250 (20/77)*
Robin B. Smith -- Director**.......      $  1,325      $120,500 (26/69)*
Stephen Stoneburn -- Director......      $  1,325      $120,250 (18/75)*
Nancy H. Teeters -- Director.......      $  1,325      $123,000 (24/71)*
Clay T. Whitehead -- Director......      $  1,325      $196,750 (32/94)*


------------------------

 * Indicates number of funds/portfolios in the Fund Complex (including the Fund) to which aggregate compensation relates.


** Although the last column shows the total amount paid to Directors from the Fund Complex during the calendar year ended December 31, 2002, such compensation was deferred at the election of this Director, in total or in part, under the Fund's deferred fee agreement. Including accrued interest on amounts deferred through December 31, 2002, the total amount of compensation for the year amounted to $67,374 for Robin B. Smith.



    Directors who are interested do not receive compensation from the Fund or any fund in the Fund Complex and therefore are not shown in the Compensation Table.



    The following table sets forth the dollar range of equity securities in the Fund beneficially owned by a Director, and, on an aggregate basis, in all registered investment companies overseen by a Director in the Fund Complex as of December 31, 2002.


                         DIRECTOR SHARE OWNERSHIP TABLE

                             INDEPENDENT DIRECTORS

                                                              AGGREGATE DOLLAR RANGE
                                                              OF EQUITY SECURITIES IN ALL
                                                              REGISTERED INVESTMENT
                                     DOLLAR RANGE OF EQUITY   COMPANIES OVERSEEN BY
NAME OF DIRECTOR                     SECURITIES IN THE FUND   DIRECTOR IN FUND COMPLEX
----------------                     ----------------------   ------------------------
Delayne Dedrick Gold...............         --                   over $100,000
Robert E. La Blanc.................     $1-$10,000               over $100,000
Robin B. Smith.....................     $1-$10,000               over $100,000
Stephen Stoneburn..................         --                   over $100,000
Nancy H. Teeters...................         --                     $1-$10,000
Clay T. Whitehead..................         --                  $50,001-$100,000

                              INTERESTED DIRECTORS

                                                             AGGREGATE DOLLAR RANGE
                                                             OF EQUITY SECURITIES IN ALL
                                                             REGISTERED INVESTMENT
                                     DOLLAR RANGE OF EQUITY  COMPANIES OVERSEEN BY
NAME OF DIRECTOR                     SECURITIES IN THE FUND  DIRECTOR IN FUND COMPLEX
----------------                     ----------------------  ------------------------
Robert F. Gunia....................         --                  over $100,000
David R. Odenath, Jr...............         --                  over $100,000
Judy A. Rice.......................         --                  over $100,000

    The following table sets forth information regarding each class of securities owned beneficially or of record by each Independent Director, and his/her immediate family members, in an investment adviser or principal underwriter of the Fund or a person (other than a registered investment company) directly or indirectly "controlling", "controlled by", or "under common control with" (within the meaning of the 1940 Act) an investment adviser or principal underwriter of the Fund as of December 31, 2002.


                                         NAME OF
                                        OWNERS AND
                                      RELATIONSHIPS                          TITLE OF          VALUE OF         PERCENT OF
NAME OF DIRECTOR                       TO DIRECTOR         COMPANY            CLASS           SECURITIES          CLASS
----------------                       -----------         -------            -----           ----------          -----
Delayne Dedrick Gold...............
Robert E. La Blanc.................            --                --                --                --                --
Robin B. Smith.....................            --                --                --                --                --
Stephen Stoneburn..................            --                --                --                --                --
Nancy H. Teeters...................            --                --                --                --                --
Clay T. Whitehead..................            --                --                --                --                --

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of February 14, 2003, the Directors and officers of the Fund, as a group, beneficially owned less than 1% of the outstanding shares of the Fund.



    As of February 14, 2003, the beneficial owners, directly or indirectly, of more than 5% of the outstanding shares of any class of the Fund were:



NAME                                 ADDRESS            CLASS         SHARES/% OF CLASS
----                                 -------            -----         -----------------
Dimare Ruskin Inc                PO Box 967            Direct         10,489,073/5.2%
                                 Ruskin FL 33570



    As of February 14, 2003, Prudential Securities was the record holder for other beneficial owners of the following:



CLASS                                      NO. SHARES/% OF CLASS
-----                                      ---------------------
Direct...................................    192,427,913/95.2%
Privileged...............................        685,545/68.1%
CDSC.....................................         60,963/46.6%


                     INVESTMENT ADVISORY AND OTHER SERVICES

(A) MANAGER AND INVESTMENT ADVISER


    The Manager of the Fund is Prudential Investments LLC (PI or the Manager), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102. The Manager serves as manager to all of the other investment companies that, together with the Fund, comprise the Prudential mutual funds. See "How the Fund is Managed-Manager" in the Prospectus. As of September 30, 2002, PI served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as administrator to closed-end investment companies, with aggregate assets of approximately $84.4 billion.



    PI is a wholly owned subsidiary of PIFM Holdco, Inc., which is a wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a wholly-owned subsidiary of Prudential Financial, Inc. (Prudential). Prudential Mutual Fund Services LLC (the Transfer Agent or PMFS), an affiliate of the Manager serves as the transfer agent and dividend-disbursing agent for the Prudential mutual funds and, in addition, provides customer service, recordkeeping and management and administrative services to qualified plans.


    Pursuant to the Management Agreement with the Fund (the Management Agreement), the Manager, subject to the supervision of the Fund's Board of Directors and in conformity with the stated policies of the Fund, manages both the investment operations of the Fund and the composition of the Fund's portfolio, including the purchase, retention, disposition and loan of securities and other assets. In connection therewith, the Manager is obligated to keep certain books and records of the Fund. PI is authorized to enter into subadvisory agreements for investment advisory services in connection with the management of the Fund.

PI will continue to have responsibility for all investment advisory services performed pursuant to any such subadvisory agreements.

    PI will review the performance of any subadvisers and make recommendations to the Board of Directors with respect to the retention of the subadvisers, and the renewal of any subadvisory agreements. PI also administers the Fund's corporate affairs and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by State Street, the Fund's custodian (the Custodian), and PMFS. The management services of PI for the Fund are not exclusive under the terms of the Management Agreement and PI is free to, and does, render management services to others.


    For its services, PI receives, pursuant to the Management Agreement, a fee at an annual rate of .50 of 1% of the Fund's average daily net assets up to $750 million, .425 of 1% of the Fund's average daily net assets between $750 million and $1.5 billion and .375 of 1% of the Fund's average daily net assets in excess of $1.5 billion. The fee is computed daily and payable monthly.


    In connection with its management of the corporate affairs of the Fund, PI bears the following expenses:


    (1) the salaries and expenses of all personnel of the Fund and the Manager, except the fees and expenses of Independent Directors;



    (2) all expenses incurred by the Manager or by the Fund in connection with managing the ordinary course of the Fund's business, other than those assumed by the Fund, as described below; and



    (3) the costs and expenses payable to any Subadviser pursuant to any subadvisory agreement between the Manager and a Subadviser.



    Under the terms of the Management Agreement, the Fund is responsible for the payment of the following expenses; (1) the fee payable to the Manager, (2) the fees and expenses of Independent Directors, (3) the fees and certain expenses of the Fund's Custodian and Transfer Agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Fund and of pricing the Fund's shares, (4) the charges and expenses of the Fund's legal counsel and independent accountants, (5) brokerage commissions, if any, and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions, (6) all taxes and corporate fees payable by the Fund to governmental agencies, (7) the fees of any trade association of which the Fund is a member, (8) the cost of stock certificates representing shares of the Fund, (9) the cost of fidelity and liability insurance, (10) the fees and expenses involved in registering and maintaining registration of the Fund and of its shares with the Commission, including the preparation and printing of the Fund's registration statements and prospectuses for such purposes, and the fees and expenses of registration and notice filings made in accordance with state securities laws, (11) allocable communications expenses with respect to investor services and all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing report, proxy statements and prospectuses to shareholders, (12) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business, and (13) distribution and service fees.


    The Management Agreement also provides that the Manager will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Management Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

    The Management Agreement provides that it will terminate automatically if assigned (as defined in the 1940 Act), and that it may be terminated without penalty by either party upon not more than 60 days' or less than 30 days' written notice. The Management Agreement provides that it will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.


    For the fiscal years ended December 31, 2002, 2001 and 2000, PI received management fees of $1,003,046, $914,763 and $883,795, respectively.


    PI has entered into a Subadvisory Agreement with Prudential Investment Management, Inc. (PIM), a wholly owned subsidiary of Prudential. The Subadvisory Agreement provides that PIM furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises PIM's performance of such services. PIM is paid by PI at an annual rate of .250 of 1% of the Fund's average daily net assets to

$750 million, .191 of 1% of the Fund's average daily net assets between $750 million and $1.5 billion and .150 of 1% of the Fund's average daily net assets over $1.5 billion.

    The Subadvisory Agreement provides that it will terminate in the event of its assignment (as defined in the 1940 Act) or upon the termination of the Management Agreement. The Subadvisory Agreement may be terminated by the Fund, PI or PIM upon not more than 60 days' nor less than 30 days' written notice. The Subadvisory Agreement provides that it will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved by the Board of Directors at least annually in accordance with the requirements of the 1940 Act.

(B) MATTERS CONSIDERED BY THE BOARD


    The Management and Subadvisory Agreements were last approved by the Board of Directors, including all of the Independent Directors on May 22, 2002 at a meeting called for that purpose. In approving the Management and Subadvisory Agreements, the Board primarily considered, with respect to the Fund, the nature and quality of the services provided under the Agreements and the overall fairness of the Agreements to the Fund. The Board requested and evaluated reports from the Manager and the Subadviser that addressed specific factors designed to inform the Board's consideration of these and other issues.



    With respect to the nature and quality of the services provided by the Manager and the Subadviser, respectively, the Board considered the performance of the Fund in comparison to relevant market indices and the performance of a peer group of investment companies pursuing broadly similar strategies, and reviewed reports prepared by an unaffiliated organization applying various statistical and financial measures of fund performance compared to such indices and peer groups of funds, over the past one, five and ten years. The Board also evaluated the division of responsibilities among the Manager and its affiliates, and the capabilities of the personnel providing services. The Board also considered the quality of brokerage execution provided by the Manager and Subadviser. The Board reviewed the Manager's and the Subadviser's use of brokers or dealers in fund transactions that provided research and other services to them, and the benefits derived by the Fund from such services. The Board also considered the Manager's and Subadviser's reputation and their stated intentions with respect to their respective investment management capabilities in the management of the Funds. The Board considered each of the Manager's and Subadviser's stated commitment to the maintenance of effective compliance programs for the Funds and their positive compliance history, as neither the Manager or Subadviser has been subject to any significant compliance problems.


    With respect to the overall fairness of the Management and Subadvisory Agreements, the Board primarily considered the fee structure of the Agreements and the profitability of the Manager and the Subadviser and their affiliates from their association with the Fund. The Board reviewed information from an independent data service about the rates of compensation paid to investment advisers, and overall expense ratios, for funds comparable in size, character and investment strategy to the Fund. The Board also considered that the Fund's fee structure provides for a reduction of payments resulting from economies of scale. The Board also evaluated the aggregate amount and structure of fees paid by the Manager to the Subadviser. In concluding that the direct and indirect benefits accruing to the Manager, the Subadviser and their affiliates, by virtue of their relationship to the Fund, were reasonable in comparison with the costs of the provision of investment advisory services and the benefits accruing to the Fund, the Board reviewed specific data as to the Manager's and the Subadviser's profit or loss on the Fund for the recent period and carefully examined their cost allocation methodology. With respect to profitability, the Manager and the Subadviser discussed with the Board the allocation methodologies for intercompany revenues and expenses (not including the costs of distributing shares or providing shareholder services) in order to approximate their respective profits from the Management or Subadvisory fees. The Board understood that neither the Manager nor the Subadviser use these profitability analyses in the management of their businesses other than in connection with the approval or continuation of management or advisory agreements, at least in part because they exclude significant costs and include certain revenues that judicial interpretations have required in the context of Board approval of mutual fund advisory agreements. These matters were also considered at the meeting of the Independent Directors.

PRINCIPAL UNDERWRITER, DISTRIBUTOR AND RULE 12b-1 PLAN

    Prudential Investment Management Services LLC (PIMS or the Distributor), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, acts as the distributor of the shares of the Fund. See "How the Fund is Managed--Distributor" in the Prospectus.

    Pursuant to the Distribution Agreement, the Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the federal securities laws.

DISTRIBUTION AND SERVICE PLAN


    Under the Fund's Distribution and Service Plan (the Plan) and Distribution Agreement, the Fund pays the Distributor a distribution and service fee of up to 0.125% per annum of the average daily net assets of the Class A shares of the Fund, computed daily and payable monthly. Under the Plan, the Fund is required to pay the distribution and service fee regardless of the expenses incurred by the Distributor.



    For the fiscal year ended December 31, 2002, PIMS received payments of $250,761, under the Plan. It is estimated that all this amount was spent on commission credits to Prudential Securities Incorporated (PSI) and Pruco Securities Corporation (Pruco) for payments of account servicing fees to financial advisers and an allocation of overhead and other branch office distribution-related expenses. The term "overhead and other branch office distribution-related expenses" represents (1) the expenses of operating branch offices of PSI and Pruco, an affiliated broker-dealer, in connection with the sale of Fund shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies, (2) the costs of client sales seminars, (3) travel expenses of mutual fund sales coordinators to promote the sale of Fund shares and (4) other incidental expenses relating to branch promotion of Fund sales.


    The Plan continues in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the Plan or in any agreement relating to the Plan (the Rule 12b-1 Directors), cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time, without penalty, by the vote of a majority of the Rule 12b-1 Directors or by the vote of the holders of a majority of the outstanding Class A voting securities of the Fund on not more than 30 days' written notice to any other party to the Plan. The Plan may not be amended to increase materially the amounts to be spent for the services described therein without shareholder approval, and all material amendments must also be approved by the Board of Directors in the manner described above. The Plan will automatically terminate in the event of its assignment.

    Pursuant to the Plan, the Directors will be provided with, and will review, at least quarterly, a written report of the distribution expenses incurred on behalf of the Fund by the Distributor. The report will include an itemization of the distribution expenses and the purpose of such expenditures. In addition, as long as the Plan remains in effect, the selection and nomination of Directors shall be committed to the Rule 12b-1 Directors.

    Pursuant to the Distribution Agreement, the Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act.

    NASD MAXIMUM SALES CHARGE RULE. Pursuant to rules of the NASD, the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of the Fund's Class A shares. Interest charges on unreimbursed distribution expenses equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge on Class A shares of the Fund may not exceed .75 of 1% per class. The 6.25% limitation applies to Class A shares rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of the total gross sales of Class A shares, all sales charges on Class A shares would be suspended.

OTHER SERVICE PROVIDERS

    State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, serves as Custodian for the Fund's portfolio securities, and in that capacity maintains cash and certain financial and accounting books and records pursuant to an agreement with the Fund.

    Prudential Mutual Fund Services LLC (PMFS), 194 Wood Avenue South, Iselin, New Jersey 08830, serves as the transfer agent and dividend disbursing agent of the Fund. PMFS is an affiliate of PI. PMFS provides customary transfer agency services to the Fund, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions and related functions. In connection with services rendered to the Fund, PMFS receives an annual fee ($9.50) per shareholder account, a new account set up fee ($2.00) for each manually-established account and a monthly inactive zero balance account fee ($0.20) per shareholder account plus its out-of-pocket expenses, including but not limited to postage, stationery, printing, allocable communications and other costs.

    PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as the Fund's independent accountants and in that capacity audits the Fund's annual financial statements.

CODE OF ETHICS

    The Board of Directors has adopted a Code of Ethics. In addition, the Manager, Subadviser and Distributor have each adopted a Code of Ethics (collectively, the Codes). The Codes permit personnel subject to the Codes to invest in securities including securities that may be purchased or held by the Fund. However, the protective provisions of the Codes prohibit certain investments and limit such personnel from making investments during periods when the Fund is making such investments. The Codes are on public file with, and are available from, the Commission.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

    The Manager is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. For purposes of this section the term "Manager" includes the Subadviser. The Fund does not normally incur any brokerage commission expense on such transactions. In the market for money market instruments, securities are generally traded on a "net" basis, with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.


    In placing orders for portfolio securities of the Fund, the Manager is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Manager will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable under the circumstances. While the Manager generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, the Manager may consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Fund, the Manager or the Manager's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Manager in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Fund may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of the Fund, and the services furnished by such brokers may be used by the Manager in providing investment management for the Fund. While such services are useful and important in supplementing its own research and facilities, the Manager believes that the value of such services is not determinable and does not significantly reduce expenses. The Fund does not reduce the fee it pays to the Manager by any amount that may be attributed to the value of such services. The Fund will not effect any securities transactions with or through PSI as broker or dealer.



    During the fiscal years ended December 31, 2002, 2001 and 2000, the Fund paid no brokerage commissions.



    The Fund is required to disclose its holdings of securities of its regular brokers and dealers (as defined under Rule 10b-1 of the 1940 Act) and their parents during their most recent fiscal year. As of December 31, 2002, the Fund held no such securities.


                          SECURITIES AND ORGANIZATION


    The Fund is authorized to issue three billion shares of capital stock, $.01 par value per share, divided into two classes, designated Class A and Class Z common stock. Of the authorized shares of common stock of the Fund, 1.5 billion shares consist of Class A shares and 1.5 billion shares consist of Class Z shares.


    Currently, the Fund offers only Class A shares. Shares of the Fund, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the shareholder. All shares are equal as to earnings, assets and voting privileges. There are no conversion, pre-emptive or other subscription rights. In the event of liquidation, each share of common stock of the Fund is entitled to its portion of all the Fund's assets after all debts and expenses have been paid. The shares of the Fund do not have cumulative voting rights for the election of directors.


    The Fund does not intend to hold annual meetings of shareholders unless otherwise required by law. The Fund will not be required to hold meetings of shareholders unless, for example, the election of Directors is required to be acted on by shareholders under the 1940 Act. Shareholders have certain rights, including the right to call a meeting upon a vote of 10% or more of the Fund's outstanding shares for the purpose of voting on the removal of one or more Directors or to transact any other business.

                PURCHASE, REDEMPTION AND PRICING OF FUND SHARES

PURCHASE OF SHARES

    The Fund reserves the right to reject any initial or subsequent purchase (including an exchange) and the right to limit investments in the Fund solely to existing or past shareholders of the Fund.


    Shares of the Fund may be purchased by investors through the Distributor, through brokers that have entered into agreements to sell Fund shares, or directly through PMFS. Shares may also be purchased through PSI or Pruco. PSI clients who hold Fund shares through PSI may benefit through administrative conveniences afforded them as PSI clients, but may be subject to certain additional restrictions imposed by PSI.


REOPENING AN ACCOUNT

    Subject to the minimum investment restrictions, an investor may reopen an account, without filing a new application form, at any time during the calendar year the account is closed, provided that the existing account information is still accurate.

REDEMPTION OF SHARES

    Investors who purchase shares directly from PMFS may use the following privileges:


    CHECK REDEMPTION. At a shareholder's request, State Street will establish a personal checking account for the shareholder. Checks drawn on this account can be made payable to the order of any person in any amount equal to or greater than $500. The payee of the check may cash or deposit it like any other check drawn on a bank. When such a check is presented to State Street for payment, State Street presents the check to the Fund as authority to redeem a sufficient number of shares in a shareholder's account in the Fund to cover the amount of the check. This enables the shareholder to continue earning daily dividends until the check is cleared. Canceled checks are returned to the shareholder by State Street.


    Shareholders are subject to State Street's rules and regulations governing checking accounts, including the right of State Street not to honor checks in amounts exceeding the value of the shareholder's account at the time the check is presented for payment. Participants in certain retirement plans may not be eligible for check redemption. Please contact PMFS for further details.

    Shares for which certificates have been issued are not available for redemption to cover checks. A shareholder should be certain that adequate shares for which certificates have not been issued are in his or her account to cover the amount of the check. Also, shares purchased by check are not available to cover checks until 10 calendar days after receipt of the purchase check by PMFS. If insufficient shares are in the account, or if the purchase was made by check within 10 calendar days, the check will be returned marked "insufficient funds." Since the dollar value of an account is constantly changing, it is not possible for a shareholder to determine in advance the total value of his or her account so as to write a check for the redemption of the entire account.

    PMFS reserves the right to assess a service charge to establish a checking account and to order checks. State Street, PMFS and the Fund have reserved the right to modify this checking redemption privilege or to place a charge for each check presented for payment for any individual account or for all accounts in the future.


    The Fund, PMFS or State Street may terminate Check Redemption at any time upon 30 days' notice to participating shareholders. To receive further information, contact Prudential Mutual Fund Services LLC, Attention: Redemption Services, P.O. Box 8149, Philadelphia, PA 19101, or telephone (800) 225-1852 (toll-free). Check Redemption is not available to investors for whom PSI has purchased shares.


SALE OF SHARES


    You can redeem your shares at any time for cash at the NAV next determined after the redemption request is received in proper form (in accordance with procedures established by the Transfer Agent in connection with investors' accounts) by the Transfer Agent, the Distributor or your broker. If you are redeeming your shares through a broker, your broker must receive your sell order before the Fund computes its NAV for that day (at the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. New York time) in order to receive that day's NAV. Your dealer will be responsible for furnishing all necessary documentation to the Distributor and may charge you for its services in connection with redeeming shares of the Fund.



    If you hold shares of the Fund through PSI, you must redeem your shares through PSI. Please contact your PSI financial adviser.

    In order to redeem shares, a written request for redemption signed by you exactly as the account is registered is required. If you hold certificates, the certificates must be received by the Transfer Agent, the Distributor or your broker in order for the redemption request to be processed. If redemption is requested by a corporation, partnership, trust or fiduciary, written evidence of authority acceptable to the Transfer Agent must be submitted before such request will be accepted. All correspondence and documents concerning redemptions should be sent to the Fund in care of its Transfer Agent, Prudential Mutual Fund Services LLC, Attention: Redemption Services, P.O. Box 8149, Philadelphia, PA 19101, to the Distributor, or to your broker.

    SIGNATURE GUARANTEE.  If the proceeds of the redemption (1) exceed $100,000,
(2) are to be paid to a person other than the record owner, (3) are to be sent to an address other than the address on the Transfer Agent's records, or
(4) are to be paid to a corporation, partnership, trust or fiduciary, and your shares are held directly with the Transfer Agent, the signature(s) on the redemption request or stock power must be signature guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker, dealer or credit union. The Transfer Agent reserves the right to request additional information from, and make reasonable inquiries of, any eligible guarantor institution. In the case of redemptions from a PruArray Plan, if the proceeds of the redemption are invested in another investment option of the plan in the name of the record holder and at the same address as reflected in the Transfer Agent's records, a signature guarantee is not required.

    Payment for shares presented for redemption will be made by check within seven days after receipt by the Transfer Agent, the Distributor or your broker of the written request, and certificates, if issued, except as indicated below. If you hold shares through a broker, payment for shares presented for redemption will be credited to your account at your broker, unless you indicate otherwise. Such payment may be postponed or the right of redemption suspended at times
(1) when the NYSE is closed for other than customary weekends and holidays,
(2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (4) during any other period when the Commission, by order, so permits; provided that applicable rules and regulations of the Commission shall govern as to whether the conditions prescribed in (2), (3) or
(4) exist.

    Payment for redemption of recently purchased shares will be delayed until the Fund or its Transfer Agent has been advised that the purchase check has been honored, which may take up to 10 calendar days from the time of receipt of the purchase check by the Transfer Agent. Such delay may be avoided by purchasing shares by wire or by certified or cashier's check.


    EXPEDITED REDEMPTION PRIVILEGE. By electing the Expedited Redemption Privilege, you may arrange to have redemption proceeds sent to your bank account. The Expedited Redemption Privilege may be used to redeem shares in an amount of $200 or more, except if an account for which an expedited redemption is requested has a net asset value of less than $200, the entire account will be redeemed. Redemption proceeds in the amount of $1,000 or more will be remitted by wire to your bank account at a domestic commercial bank which is a member of the Federal Reserve system. Redemption proceeds of less than $1,000 will be mailed by check to your designated bank account. Expedited redemption requests may be made by telephone or letter, must be received by the Fund prior to 4:00 p.m. New York time, to receive a redemption amount based on that day's NAV and are subject to the terms and conditions as set forth in the Prospectus regarding redemption of shares. In the event that the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to sell is received after the NYSE closes. For more information, see "How to Buy, Sell and Exchange Shares of the Fund--Telephone Redemptions and Exchanges" in the Prospectus. The Expedited Redemption Privilege may be modified or terminated at any time without notice. To receive further information, shareholders should contact Prudential Mutual Fund Services LLC at
(800) 225-1852.


REDEMPTION IN KIND

    If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Commission. Any such securities will be readily marketable and will be valued in the same manner as in a regular redemption. If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash. The Fund, however, has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.

RESTRICTIONS ON SALES


    The Fund may suspend the right of redemption or postpone the date of payment for a period of up to seven days. Suspensions or postponements may not exceed seven days except (1) for any period (a) during which the NYSE is closed, other than for customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the Commission may by order permit for the protection of shareholders of the Fund. The Commission by rules and regulations determines the conditions under which (i) trading shall be deemed to be restricted and (ii) an emergency is deemed to exist within the meaning of clause (2) above.


                                NET ASSET VALUE


    The Fund's NAV per share is determined by subtracting its liabilities from the value of its assets and dividing the remainder by the number of outstanding shares.



    The Fund uses the amortized cost method of valuation to determine the value of its portfolio securities. In that regard, the Fund's Board of Directors has determined to maintain a dollar-weighted average portfolio maturity of 90 days or less, to purchase only instruments having remaining maturities of thirteen months or less, and to invest only in securities determined by the investment adviser under the supervision of the Board of Directors to be of minimal credit risk and to be of "eligible quality" in accordance with regulations of the Commission. The remaining maturity of an instrument held by the Fund that is subject to a put is deemed to be the period remaining until the principal amount can be recovered through demand or, in the case of a variable rate instrument, the next interest reset date, if longer. The value assigned to the put is zero. The Board of Directors also has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures will include review of a Fund's portfolio holdings by the Board, at such intervals as deemed appropriate, to determine whether the Fund's NAV calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board, and if such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize gains or losses, the shortening of average portfolio maturity, the withholding of dividends or the establishment of NAV per share by using available market quotations.



    The Fund computes its NAV at the close of regular trading on the NYSE, (usually 4:00 PM New York time), on each day the NYSE is open for trading. In the event the NYSE closes before 4:00 p.m., you will receive the following day's NAV if your order to sell is received after the NYSE closes. The NYSE is closed on most national holidays and on Good Friday. The Fund may not determine its NAV on days when no orders to purchase, sell or exchange Fund shares have been received or days on which changes in the value of the Fund's securities do not materially affect the NAV.


                       TAXES, DIVIDENDS AND DISTRIBUTIONS


    The Fund has elected to qualify, and the Fund intends to remain qualified, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. This relieves the Fund (but not its shareholders) from paying federal income tax on income which is distributed to shareholders, and, if the Fund did realize long-term capital gains, permits net capital gains of the Fund (I.E., the excess of net long-term capital gains over net short-term capital losses) to be treated as long-term capital gains of the shareholders, regardless of how long shareholders have held their shares in that Fund.



    Qualification of the Fund as a regulated investment company requires, among other things, that (1) at least 90% of the Fund's annual gross income be derived from interest, dividends, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income (including, but not limited to, gains from options) derived with respect to its business of investing in such securities; (2) the Fund must diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government obligations and other securities limited in respect of any one issuer to an amount not greater than 5% of the market value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations) and (3) the Fund must distribute to its shareholders at least 90% of its net investment income and net short-term gains (I.E., the excess of net short-term capital gains over net long-term capital losses) in each year.



    In addition, the Fund is required to distribute 98% of its ordinary income in the same calendar year in which it is earned. The Fund is also required to distribute during the calendar year 98% of the capital gain net income it earned during the twelve months ending on October 31 of such calendar year, as well as all undistributed ordinary income and undistributed capital gain net income from the prior year or the twelve-month period ending on October 31 of such prior year, respectively. To the extent it does not meet these distribution requirements, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For purposes of this excise tax, income on which the Fund pays income tax is treated as distributed. The Fund intends to make timely distributions in order to avoid this excise tax.



    Gains or losses on sales of securities by the Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one year. The Fund does not anticipate realizing long-term capital gains or losses. Other gains or losses on the sale of securities will be short-term capital gains or losses. In addition, debt securities acquired by the Fund may be subject to original issue discount and market discount rules, which respectively may cause the Fund to accrue income in advance of the receipt of cash with respect to interest or cause gains to be treated as ordinary income.



    It is anticipated that the net asset value per share of the Fund will remain constant. However, if the net asset value per share fluctuates, a shareholder may realize gain or loss upon the disposition of a share. Any gain or loss realized upon a sale or redemption of shares by a shareholder will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise as short-term capital gain or loss. Any loss realized upon the sale or redemption of shares by a shareholder, however, although otherwise treated as short-term capital loss, will be long-term capital loss to the extent of any capital gain distributions received by the shareholder, if the shares have been held for six months or less. Furthermore, certain rules may apply which would limit the ability of the shareholder to recognize any loss if, for example, the shareholder replaced the shares (including shares purchased pursuant to dividend reinvestment) within 30 days (either before or after) of the disposition of the shares. In such a case the basis of the shares acquired will be readjusted to reflect the disallowed loss. Shareholders who have held their shares for six months or less may be subject to a disallowance of losses from the sale or exchange of those shares to the extent of any exempt-interest dividends received by the shareholder with respect to the shares and if such losses are not disallowed, they will be treated as long-term capital losses to the extent of any distribution of long-term capital gains received by the shareholder with respect to such shares.



    Because none of the Fund's net income is anticipated to arise from qualified dividends on common or preferred stock, none of its distributions to corporate shareholders will be eligible for the dividends received deduction generally allowed to U.S. corporations with respect to dividends received from other U.S. corporations under the Internal Revenue Code. Shareholders will be notified annually by the Fund as to the federal tax status of distributions made by the Fund.



    The Fund intends to invest so that distributions of net investment income to shareholders will generally be exempt from federal income tax. Distributions of net investment income attributable to the Fund's tax-exempt interest income will generally be exempt from the federal income taxes (though not necessarily exempt from state and local taxes) as long as 50% or more of the Fund's assets at the end of each quarter of the Fund's taxable year is invested in certain tax-exempt obligations and certain other requirements are satisfied. Exempt-interest dividends attributable to interest on certain "private activity" tax-exempt obligations are a preference item for computing the alternative minimum tax for both individuals and corporations. Moreover, exempt-interest dividends attributable to interest on tax-exempt obligations, whether or not private activity bonds, that are received by corporations will be taken into account
(1) in determining the alternative minimum tax imposed on 75% of the excess of adjusted current earnings over alternative minimum taxable income and (2) in determining the foreign branch profits tax imposed on the effectively connected earnings and profits (with adjustments) of United States branches of foreign corporations. Entities or persons who are "substantial users" (or related persons) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares of the Fund.


    The Fund may be subject to state or local tax in certain other states where it is deemed to be doing business. Further, in those states which have income tax laws, the tax treatment of the Fund may differ from the federal tax treatment. The exemption of interest income for federal income tax purposes may not result in similar exemption under the laws of a particular state or local taxing authority. The Fund will report annually to its shareholders the percentage and source on a state-by-state basis, of interest income on Municipal Bonds received by the Fund during the preceding year.


    Under the laws of certain states, distributions of net income may be taxable to shareholders as income even though a portion of such distributions may be derived from interest on U.S. Government obligations which, if realized directly, would be exempt from state income taxes. Shareholders are advised to consult their tax advisers with respect to the federal, state, and local tax consequences resulting from their investment in the Fund.


                              CALCULATION OF YIELD

    The Fund will prepare a current quotation of yield daily. The yield quoted will be the simple annualized yield for an identified seven calendar day period. The yield calculation will be based on a hypothetical account having a balance of exactly one share at the beginning of the seven-day period. The base period return will be the change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the shares, but excluding any capital changes, divided by the value of the account at the beginning of the base period. The yield will vary as interest rates and other conditions affecting money market instruments change. Yield also depends on the quality, length of maturity and type of instruments in the Fund's portfolio, and its operating expenses. The Fund also may prepare an effective annual yield computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

                 Effective yield [(base period return + 1)365/7]-1

    The Fund may also calculate the tax equivalent yield over a 7-day period. The tax equivalent yield will be determined by first computing the current yield as discussed above. The Fund will then determine what portion of the yield is attributable to securities, the income of which is exempt for federal income tax purposes. This portion of the yield will then be divided by one minus 39.1% (the assumed maximum tax rate for individual taxpayers not subject to Alternative Minimum Tax) and then added to the portion of the yield that is attributable to other securities.


    The yield and effective yield for the Fund based on the 7 days ended December 31, 2002 was .74% and .74%, respectively. The tax equivalent yield for the Fund based on the 7 days ended December 31, 2002 was 1.21%.


    The Fund's yield fluctuates, and an annualized yield quotation is not a representation by the Fund as to what an investment in the Fund will actually yield for any given period. Actual yields will depend upon not only changes in interest rates generally during the period in which the investment in a Fund is held, but also in changes in the Fund's expenses. Yield does not take into account any federal or state income taxes.

    ADVERTISING. Advertising materials for the Fund may include biographical information relating to its portfolio manager(s), and may include or refer to commentary by the Fund's manager(s) concerning investment style, investment discipline, asset growth, current or past business experience, business capabilities, political, economic or financial conditions and other matters of general interest to investors. Advertising materials for the Fund also may include mention of The Prudential Insurance Company of America, its affiliates and subsidiaries, and reference the assets, products and services of those entities.

    From time to time, advertising materials for the Fund may include information concerning retirement and investing for retirement, may refer to the appropriate number of Fund shareholders and Lipper rankings or Morningstar ratings, other related analysis supporting those ratings, other industry publications, business periodicals and market indices. In addition, advertising materials may reference studies or analyses performed by the Manager or its affiliates. Advertising materials for sector funds, funds that focus on market capitalizations, index funds and international/global funds may discuss the potential benefits and risks of that investment style. Advertising materials for fixed income funds may discuss the benefits and risks of investing in the bond markets, including discussions of credit quality, duration and maturity.

                              FINANCIAL STATEMENTS


    The Fund's financial statements for the fiscal year ended December 31, 2002, incorporated into this SAI by reference to the Fund's 2002 annual report to shareholders (File No. 811-02927), have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on authority of said firm as experts in auditing and accounting. You may obtain a copy of the Fund's annual report at no charge by request to the Fund by calling
(800) 225-1852, or by writing to the Fund at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

                                   APPENDIX I


                             DESCRIPTION OF RATINGS

MOODY'S INVESTORS SERVICE
  DEBT RATINGS

    Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than Aaa securities.

    A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

    Baa: Bonds which are rated Baa are considered as medium-grade obligations (that is, they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Baa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

SHORT-TERM DEBT RATINGS

    Moody's short-term debt ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted.

    PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    - Leading market positions in well-established industries.

    - High rates of return on funds employed.

    - Conservative capitalization structure with moderate reliance on debt and ample protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternative liquidity.

    PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liability is maintained.

    MIG 1: This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

    MIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the proceeding group.

STANDARD & POOR'S RATINGS SERVICES
  LONG-TERM ISSUE CREDIT RATINGS


    AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligator's capacity to meet its financial commitment on the obligation is extremely strong.

    AA: An obligation rated AA differs from the highest-rated obligations only in small degrees. The obligator's capacity to meet its financial commitment on the obligation is extremely strong.

    A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligator's capacity to meet its financial commitment on the obligation is still strong.

    BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet the financial commitment on the obligation.

    PLUS (+) OR MINUS (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

COMMERCIAL PAPER RATINGS

    A-1: The designation indicated that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

    A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

NOTES RATINGS

    An S&P notes rating reflects the liquidity factors and market risks unique to notes. Notes due in three years or less will likely receive a notes rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

    - Amortization schedule--the longer the final maturity relative to other maturities the more likely it will be treated as a note.

    - Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

    SP-1: Strong capacity to pay principal and interest. An issue determined to posses a very strong capacity to pay debt service is given a plus (+) designation.

    SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.


FITCH RATINGS
  INTERNATIONAL LONG-TERM CREDIT RATINGS


    AAA: Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

    AA: Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payments of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

    A: High credit quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

    BBB: Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

  SHORT-TERM DEBT RATINGS

    F1: Highest credit quality. Indicates the best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

    F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

    PLUS (+) OR MINUS (-): Plus and minus signs may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category or to short-term ratings other than F-1.

                                     PART C
                               OTHER INFORMATION

ITEM 23.  EXHIBITS.


  (a)  Restated Articles of Incorporation, incorporated by reference to Exhibit 1 to
       Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed via
       EDGAR on February 26, 1997 (File No. 2-64625).
  (b)  By-Laws of the Registrant as Amended and Restated November 18, 1999, incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 26 to the Registration
       Statement on Form N-1A filed via EDGAR on March 13, 2001 (File No. 2-64625).
  (c)  Instruments defining rights of holders of the securities being offered, incorporated by reference to Exhibits(a) and (b) above.
  (d)  (1)    Management Agreement between the Registrant and Prudential Mutual Fund
              Management, Inc., as amended on November 19, 1993, incorporated by reference to
              Exhibit 5(a) to Post-Effective Amendment No. 17 to Registration Statement filed on Form N-1A via EDGAR on March 2, 1994 (File No. 2-64625).
       (2)    Subadvisory Agreement between Prudential Mutual Fund Management and The
              Prudential Investment Corporation, incorporated by reference to Exhibit 5(b) to
              Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed via EDGAR on February 26, 1997 (File No. 2-64625).
       (3)    Amendment to Subadvisory Agreement between Prudential Investments Fund
              Management LLC and The Prudential Investment Corporation incorporated by reference to Exhibit (d)(iii) to Post-Effective Amendment No. 25 to the
              Registration Statement on Form N-1A filed via EDGAR on February 29, 2000 (File
              No. 2-64625).
  (e)  (1)    Distribution Agreement between the Registrant and Prudential Investment
              Management Services LLC, incorporated by reference to Exhibit (e)(iii) to
              Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed via EDGAR on April 27, 1999 (File No. 2-64625).
       (2)    Form of Dealer Agreement, incorporated by reference to Exhibit (e)(iv) to
              Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed via EDGAR on April 27, 1999 (File No. 2-64625).
  (f)  Not applicable.
  (g)  (1)    Custodian Agreement between the Registrant and State Street Bank and Trust
              Company, incorporated by reference to Exhibit 8 to Post-Effective Amendment
              No. 21 to the Registration Statement on Form N-1A filed via EDGAR on
              February 26, 1997 (File No. 2-64625).
       (2)    Amendment to Custodian Contract dated February 22, 1999, incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 26 to the
              Registration Statement on Form N-1A filed via EDGAR on March 13, 2001 (File No.
              2-64625).
       (3)    Amendment to Custodian Contract dated July 17, 2001, incorporated by reference to Exhibit No. (g)(3) to Post-Effective Amendment No. 27 to the Registration
              Statement on Form N-1A filed via EDGAR on February 22, 2002 (File No. 2-64625).
       (4)    Amendment to Custodian Contract dated January 17, 2002, incorporated by reference to Exhibit No. (g)(4) to Post-Effective Amendment No. 27 to the
              Registration Statement on Form N-1A filed via EDGAR on February 22, 2002 (File
              No. 2-64625).
  (h)  (1)    Transfer Agency and Service Agreement, dated January 1, 1988, between the
              Registrant and Prudential Mutual Fund Services, incorporated by reference to
              Exhibit 9 to Post-Effective Amendment No. 21 to the Registration Statement on
              Form N-1A filed via EDGAR on February 26, 1997 (File No. 2-64625).
       (2)    Amendment to Transfer Agency and Service Agreement dated August 24, 1999, incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 26
              to the Registration Statement on Form N-1A filed via EDGAR on March 13, 2001
              (File No. 2-64625).
       (3)    Amendment to Transfer Agency and Service Agreement dated September 4, 2002.*

  (i)  Opinion of Counsel to Pre-Effective Amendment No. 1 to Registration Statement on
       Form N-1, incorporated by reference to Exhibit 10 to Post-Effective Amendment No. 21 to
       the Registration Statement on Form N-1A filed via EDGAR on February 26, 1997 (File
       No. 2-64625).
  (j)  Consent of Independent Accountants.*
  (k)  Not applicable.
  (l)  Not applicable.
  (m)  Amended and Restated Distribution and Service Plan, incorporated by reference to
       Exhibit (m)(ii) to Post-Effective Amendment No. 24 to the Registration Statement on
       Form N-1A filed via EDGAR on April 27, 1999 (File No. 2-64625).
  (n)  Not applicable.
  (o)  Reserved.
  (p)  (1)    Code of Ethics of the Registrant dated September 4, 2002.*
       (2)    Code of Ethics of Prudential Investment Management, Inc., Prudential Investments
              LLC and Prudential Investment Management Services LLC dated September 4, 2002.*
  (q)  Powers of Attorney dated May 23, 2001, incorporated by reference to Exhibit No. (q) to
       Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed via
       EDGAR on February 22, 2002 (File No. 2-64625).


--------------
*   Filed herewith.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

    None.

ITEM 25.  INDEMNIFICATION.


    As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act), and pursuant to Article VI of the Fund's Amended By-Laws (Exhibit (b) to the Registration Statement), the Registrant shall indemnify present and former officers, directors, employees and agents of the Registrant against judgments, fines, settlements and expenses and may advance expenses to such parties to the fullest extent authorized, and in the manner permitted, by applicable federal and state law. Section 2-418 of Maryland General Corporation Law permits indemnification of directors unless it is established that (1) the act or omission of the director was material to the matter and (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty; or (2) the director actually received an improper personal benefit in money, property or services; or (3) in the case of a criminal proceeding, the director has reasonable cause to believe that the act or omission was unlawful. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement (Exhibit (e)(1) to the Registration Statement), Prudential Investment Management Services LLC (PIMS) or the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.



    Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (Securities Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the Commission) such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.


    The Registrant maintains an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.


    Section 9 of the Management Agreement (Exhibit (d)(1) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit 5(d)(2) to the Registration Statement) limit the liability of Prudential Investments LLC (PI) and Prudential Investment Management, Inc.) PIM, respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.


    The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and each Distribution Agreement in a manner consistent with Release No. 11330 of the Commission under the 1940 Act so long as the interpretation of Section 17(h) and 17(i) of such Act remains in effect and is consistently applied.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER


    (a) Prudential Investments LLC. (PI).



    See "How the Fund is Managed--Manager" in the Prospectus constituting
Part A of this Post-Effective Amendment to the Registration Statement and "Investment Advisory and Other Services--Manager and Investment Adviser" in the Statement of Additional Information (SAI) constituting Part B of this Post-Effective Amendment to the Registration Statement.


    The business and other connections of the officers of PI are listed in Schedules A and D of Form ADV of PI as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-31104, filed on March 30, 1995).

    The business and other connections of PI's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.


NAME AND ADDRESS         POSITION WITH PI           PRINCIPAL OCCUPATIONS
----------------         ----------------           ---------------------
Robert F. Gunia          Executive Vice President   Executive Vice President and Chief Administrative
                         and Chief Administrative   Officer, PI; Vice President, Prudential; President
                         Officer                    Prudential Investment Management Services LLC
                                                    (PIMS)
William V. Healey        Executive Vice President,  Executive Vice President, Chief Legal Officer and
                         Chief Legal Officer and    Secretary, PI; Vice President and Associate
                         Secretary                  General Counsel, Prudential; Senior Vice
                                                    President, Chief Legal Officer and Secretary, PIMS
David R. Odenath, Jr.    President, Chief           President, Chief Executive Officer and Chief
                         Executive Officer and      Operating Officer, PI; Senior Vice President,
                         Chief Operating Officer    Prudential
Kevin B. Osborn          Executive Vice President   Executive Vice President, PI
Judy A. Rice             Executive Vice President   Executive Vice President, PI
Philip N. Russo          Executive Vice President,  Executive Vice President, Chief Financial Officer
                         Chief Financial Officer    and Treasurer, PI; Director of Jennison Associates
                         and Treasurer              LLC
Lynn M. Waldvogel        Executive Vice President   Executive Vice President, PI



    (b) Prudential Investment Management, Inc. (PIM)



    See "How the Fund is Managed--Investment Adviser" in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and "Investment Advisory and Other Services--Manager and Investment Adviser" in the SAI constituting Part B of this Post-Effective Amendment to the Registration Statement.

    The business and other connections of PIM's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.



NAME AND ADDRESS         POSITION WITH PIM          PRINCIPAL OCCUPATIONS
----------------         -----------------          ---------------------
Matthew J. Chanin        Director and Senior Vice   Director and President of Prudential Equity
Gateway Center Four      President                  Investors, Inc.; Chairman, Director and President
Newark, NJ 07102                                    of Prudential Private Placement Investors, Inc.
John H. Hobbs            Director and Vice          Chairman, CEO and Director of Jennison Associates
466 Lexington Avenue,    President                  LLC; Director of Prudential Trust Company
18th Floor
New York, NY 10017
Philip N. Russo          Director                   Director of Jennison Associates LLC; Executive
                                                    Vice President, Chief Financial Officer and
                                                    Treasurer, PI
John R. Strangfeld, Jr.  Chairman of the Board,     Vice Chairman of Prudential Financial, Inc.
                         President and Chief        (Prudential); Chairman, Director and CEO of
                         Executive Officer and      Prudential Securities Group; Director and
                         Director                   President of Prudential Asset Management Holding
                                                    Company; Director of Jennison Associates LLC;
                                                    Executive Vice President of The Prudential
                                                    Insurance Company of America
James J. Sullivan        Director, Vice President   Chairman, Director, President and CEO of
Gateway Center Two       and Managing Director      Prudential Trust Company; Director and President
Newark, NJ                                          of The Prudential Asset Management Company, Inc.
Bernard Winograd         Director, President and    Senior Vice President of Prudential; Director of
                         CEO                        Jennison Associates LLC; Director and Vice
                                                    President of Prudential Asset Management Holding
                                                    Company


ITEM 27.  PRINCIPAL UNDERWRITERS

    (a) Prudential Investment Management Services LLC (PIMS)


    PIMS is distributor for Cash Accumulation Trust, COMMAND Money fund, COMMAND Government Fund, COMMAND Tax-Free Fund, Nicholas-Applegate Fund, Inc., (Nicholas-Applegate Growth Equity Fund), Prudential California Municipal Fund, Prudential Equity Fund, Inc., Prudential Europe Growth Fund, Inc., Prudential's Gibraltar Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential High Yield Fund, Inc., Prudential Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., Prudential MoneyMart Assets, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Real Estate Securities Fund, Prudential Sector Funds, Inc., Prudential Short-Term Bond Fund, Inc., Prudential Small Company Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Tax-Managed Funds, Prudential Tax-Managed Small-Cap Fund, Inc., Prudential Total Return Bond Fund, Inc., Prudential 20/20 Focus Fund, Dryden Ultra Short Bond Fund, Prudential U.S. Emerging Growth Fund, Inc., Prudential Value Fund, Prudential World Fund, Inc., Special Money Market Fund, Inc., Strategic Partners Asset Allocation Funds, Strategic Partners Opportunity Funds, Strategic Partners Style Specific Funds, The Prudential Investment Portfolios, Inc., The Prudential Series Fund, Inc. and The Target Portfolio Trust.


    (b) Information concerning the officers and directors of PIMS is set forth below.


                                                 POSITIONS AND                 POSITIONS AND
                                                 OFFICES WITH                  OFFICES WITH
NAME(1)                                           UNDERWRITER                   REGISTRANT
-------                                          -------------                 -------------
Edward P. Baird                      Executive Vice President                      None
 213 Washington Street
 Newark, NJ 07102..................

                                                 POSITIONS AND                 POSITIONS AND
                                                 OFFICES WITH                  OFFICES WITH
NAME(1)                                           UNDERWRITER                   REGISTRANT
-------                                          -------------                 -------------
C. Edward Chaplin                    Executive Vice President and                  None
 751 Broad Street                    Treasurer
 Newark, NJ 07102
John T. Doscher                      Senior Vice President and Chief               None
                                     Compliance Officer
Robert F. Gunia....................  President                              Vice President and
                                                                                 Director
William V. Healey..................  Senior Vice President, Secretary and          None
                                     Chief Legal Officer
Michael J. McQuade.................  Senior Vice President and Chief               None
                                     Financial Officer
Stephen Pelletier                    Executive Vice President                      None
Scott G. Sleyster                    Executive Vice President                      None
 71 Hanover Road
 Florham Park, NJ 07932
Bernard B. Winograd................  Executive Vice President                      None


--------------
(1) The address of each person named is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, unless otherwise indicated.

    (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS


    All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, Prudential Investment Management, Inc., Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102, the Registrant, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, and Prudential Mutual Fund Services LLC, 194 Wood Avenue South, Iselin, New Jersey 08830. Documents required by Rules 31a-1(b)(4), (5), (6), (7), (9), (10) and (11) and
31a-1(d) and (f) will be kept at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services LLC.


ITEM 29.  MANAGEMENT SERVICES


    Other than as set forth under the captions "How the Fund is Managed--Manager" and "How the Fund is Managed--Distributor" in the Prospectus and the caption "Investment Advisory and Other Services" in the SAI, constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, Registrant is not a party to any management-related service contract.


ITEM 30.  UNDERTAKINGS

    Not applicable.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 27th day of February, 2003.


               PRUDENTIAL TAX-FREE MONEY FUND, INC.
               * David R. Odenath
               ---------------------------------------------
               (DAVID R. ODENATH, PRESIDENT)

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                 SIGNATURE                                     TITLE                          DATE
                 ---------                                     -----                          ----
  * Delayne Dedrick Gold                          Director
 -----------------------------------------
 DELAYNE DEDRICK GOLD

  * Robert F. Gunia                               Director and Vice President
 -----------------------------------------
 ROBERT F. GUNIA

  * Robert E. La Blanc                            Director
 -----------------------------------------
 ROBERT E. LA BLANC

  * David R. Odenath, Jr.                         Director and President
 -----------------------------------------
 DAVID R. ODENATH, JR.

  * Judy A. Rice                                  Director and Vice President
 -----------------------------------------
 JUDY A. RICE

  * Robin B. Smith                                Director
 -----------------------------------------
 ROBIN B. SMITH

  * Stephen Stoneburn                             Director
 -----------------------------------------
 STEPHEN STONEBURN

  * Nancy H. Teeters                              Director
 -----------------------------------------
 NANCY H. TEETERS

  * Clay T. Whitehead                             Director
 -----------------------------------------
 CLAY T. WHITEHEAD

  * Grace C. Torres                               Treasurer, Principal Financial
 -----------------------------------------        and Accounting Officer
 GRACE C. TORRES

 * By: /s/ Jonathan D. Shain                                                            February 27, 2003
 -----------------------------------------
   JONATHAN D. SHAIN
   ATTORNEY-IN-FACT

                                 EXHIBIT INDEX


(h)  (3)    Amendment to Transfer Agency and Service Agreement dated September 4, 2002.*

(j)  Consent of Independent Accountants.*

(p)  (1)    Code of Ethics of the Registrant dated September 4, 2002.*

     (2)    Code of Ethics of Prudential Investment Management, Inc., Prudential Investments
            LLC and Prudential Investment Management Services LLC dated September 4, 2002.*


--------------
*   Filed herewith.